Schedule of Investments (unaudited)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	$335	$335,195
4.75%, 03/30/30	540	540,149
Omnicom Group Inc.
2.45%, 04/30/30	455	412,096
4.20%, 06/01/30(a)	490	479,914
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	1,265	1,255,881
		3,023,235
Aerospace & Defense — 1.8%
Boeing Co. (The)
2.20%, 02/04/26	4,447	4,388,967
2.70%, 02/01/27	795	772,881
2.75%, 02/01/26(a)	1,357	1,342,658
2.95%, 02/01/30	605	561,981
3.10%, 05/01/26	625	617,565
3.20%, 03/01/29	815	776,230
3.25%, 02/01/28	885	856,206
5.04%, 05/01/27	1,545	1,553,737
5.15%, 05/01/30(a)	3,528	3,583,605
6.26%, 05/01/27	680	697,468
6.30%, 05/01/29	1,175	1,239,741
General Dynamics Corp.
1.15%, 06/01/26(a)	500	487,776
2.13%, 08/15/26	440	430,560
2.63%, 11/15/27	165	159,307
3.50%, 04/01/27	665	658,227
3.63%, 04/01/30	700	680,117
3.75%, 05/15/28	877	869,068
General Electric Co., 4.30%, 07/29/30	315	313,582
HEICO Corp., 5.25%, 08/01/28	550	560,576
Howmet Aerospace Inc.
3.00%, 01/15/29	635	606,144
5.90%, 02/01/27	647	660,030
L3Harris Technologies Inc.
3.85%, 12/15/26	500	495,829
4.40%, 06/15/28	1,397	1,395,965
5.05%, 06/01/29	590	600,860
5.40%, 01/15/27(a)	1,060	1,072,873
Lockheed Martin Corp.
3.55%, 01/15/26	871	866,980
4.15%, 08/15/28	375	373,858
4.40%, 08/15/30	500	498,679
4.45%, 05/15/28(a)	465	467,789
4.50%, 02/15/29(a)	550	553,380
4.95%, 10/15/25	450	450,133
5.10%, 11/15/27(a)	510	520,080
Northrop Grumman Corp.
3.20%, 02/01/27	648	636,726
3.25%, 01/15/28	1,560	1,520,890
4.40%, 05/01/30	583	581,807
4.60%, 02/01/29	412	415,672
4.65%, 07/15/30	520	523,514
RTX Corp.
2.25%, 07/01/30	535	482,223
2.65%, 11/01/26	595	582,349
3.13%, 05/04/27	909	889,619
3.50%, 03/15/27	925	912,237
3.95%, 08/16/25	1,101	1,100,827
Security	Par (000)	Value
Aerospace & Defense (continued)
4.13%, 11/16/28	$2,380	$2,362,780
5.00%, 02/27/26	485	486,637
5.75%, 11/08/26	1,015	1,030,000
5.75%, 01/15/29	440	459,175
		41,097,308
Agriculture — 1.4%
Altria Group Inc.
2.63%, 09/16/26	464	454,417
3.40%, 05/06/30	550	520,188
4.40%, 02/14/26(a)	1,170	1,170,122
4.80%, 02/14/29	1,520	1,531,188
4.88%, 02/04/28	180	181,436
6.20%, 11/01/28	420	441,125
Archer-Daniels-Midland Co.
2.50%, 08/11/26	1,115	1,094,818
3.25%, 03/27/30	725	689,287
BAT Capital Corp.
2.26%, 03/25/28	1,465	1,383,700
3.22%, 09/06/26	808	796,538
3.46%, 09/06/29	405	388,483
3.56%, 08/15/27	1,592	1,562,623
4.70%, 04/02/27	766	767,763
4.91%, 04/02/30	765	772,599
BAT International Finance PLC
1.67%, 03/25/26	1,269	1,246,794
4.45%, 03/16/28	905	901,941
5.93%, 02/02/29	850	888,339
Bunge Ltd Finance Corp., 4.55%, 08/04/30	275	274,419
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	467	466,413
3.25%, 08/15/26	640	632,141
3.75%, 09/25/27(a)	320	315,991
4.20%, 09/17/29	640	630,848
Philip Morris International Inc.
2.10%, 05/01/30	620	555,909
2.75%, 02/25/26	642	635,871
3.13%, 08/17/27	405	395,471
3.13%, 03/02/28	255	247,654
3.38%, 08/15/29	701	673,306
4.13%, 04/28/28	445	442,110
4.38%, 11/01/27	635	635,026
4.38%, 04/30/30	675	670,667
4.63%, 11/01/29	670	674,111
4.75%, 02/12/27	890	895,193
4.88%, 02/13/26	1,425	1,429,869
4.88%, 02/15/28	1,285	1,301,174
4.88%, 02/13/29	800	811,818
5.00%, 11/17/25	620	621,555
5.13%, 11/17/27	1,310	1,330,398
5.13%, 02/15/30(a)	1,825	1,869,818
5.25%, 09/07/28	535	548,470
5.63%, 11/17/29	1,110	1,158,335
		32,007,928
Airlines — 0.2%
Delta Air Lines Inc.
3.75%, 10/28/29	470	450,449
4.38%, 04/19/28(a)	265	263,131
4.95%, 07/10/28	745	748,734
5.25%, 07/10/30	778	785,435
7.38%, 01/15/26(a)	595	600,694

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Southwest Airlines Co.
2.63%, 02/10/30	$394	$358,393
5.13%, 06/15/27	1,340	1,348,426
		4,555,262
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	855	835,675
2.75%, 03/27/27	722	704,848
2.85%, 03/27/30	970	910,761
PVH Corp., 5.50%, 06/13/30	425	427,989
Ralph Lauren Corp., 2.95%, 06/15/30	535	498,578
Tapestry Inc., 5.10%, 03/11/30	500	506,626
		3,884,477
Auto Manufacturers — 4.2%
American Honda Finance Corp.
1.00%, 09/10/25	618	615,486
1.30%, 09/09/26	597	576,300
2.00%, 03/24/28	615	577,380
2.25%, 01/12/29	530	491,941
2.30%, 09/09/26	380	370,969
2.35%, 01/08/27	375	364,011
3.50%, 02/15/28	530	518,771
4.40%, 10/05/26	525	524,476
4.40%, 09/05/29	590	586,810
4.45%, 10/22/27	580	580,236
4.55%, 07/09/27	225	225,482
4.55%, 03/03/28	350	350,683
4.60%, 04/17/30	440	439,971
4.70%, 01/12/28(a)	400	402,683
4.75%, 01/12/26	395	395,760
4.80%, 03/05/30	390	392,993
4.90%, 03/12/27	565	568,791
4.90%, 07/09/27	580	584,974
4.90%, 03/13/29	585	592,780
4.95%, 01/09/26	610	611,883
5.13%, 07/07/28	645	656,935
5.25%, 07/07/26	827	832,916
5.65%, 11/15/28	610	631,403
5.80%, 10/03/25	95	95,253
Cummins Inc.
0.75%, 09/01/25(a)	374	372,919
4.90%, 02/20/29	320	326,423
Ford Motor Co., 4.35%, 12/08/26(a)	1,490	1,480,275
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,020	994,740
2.90%, 02/16/28	592	555,835
2.90%, 02/10/29	587	534,068
3.38%, 11/13/25	975	969,774
3.82%, 11/02/27	577	557,841
4.13%, 08/04/25	1,057	1,056,826
4.13%, 08/17/27	980	955,475
4.27%, 01/09/27	735	724,071
4.39%, 01/08/26	980	976,954
4.54%, 08/01/26	810	803,183
4.95%, 05/28/27	1,160	1,150,693
5.11%, 05/03/29	1,135	1,109,739
5.13%, 11/05/26	485	483,682
5.30%, 09/06/29	700	687,712
5.80%, 03/05/27	1,195	1,201,642
5.80%, 03/08/29(a)	1,235	1,236,498
Security	Par (000)	Value
Auto Manufacturers (continued)
5.85%, 05/17/27	$1,135	$1,141,933
5.88%, 11/07/29	985	987,011
5.92%, 03/20/28	750	755,824
6.80%, 05/12/28	1,200	1,238,188
6.80%, 11/07/28	1,210	1,251,864
6.95%, 03/06/26	1,010	1,017,793
6.95%, 06/10/26	805	814,136
7.20%, 06/10/30	685	720,235
7.35%, 11/04/27	1,170	1,211,930
7.35%, 03/06/30(a)	905	955,785
General Motors Co.
4.20%, 10/01/27	715	708,401
5.00%, 10/01/28	515	519,405
5.35%, 04/15/28(a)	575	584,003
5.40%, 10/15/29	785	802,829
5.63%, 04/15/30(a)	550	565,334
6.80%, 10/01/27	875	909,634
General Motors Financial Co. Inc.
1.25%, 01/08/26	1,206	1,188,159
1.50%, 06/10/26	1,055	1,027,634
2.35%, 02/26/27	805	777,529
2.40%, 04/10/28	855	806,967
2.40%, 10/15/28	805	751,852
2.70%, 08/20/27	785	755,454
3.60%, 06/21/30	830	780,410
4.00%, 10/06/26	872	865,071
4.30%, 04/06/29	875	859,059
4.35%, 01/17/27	997	992,434
4.90%, 10/06/29(a)	725	727,524
5.00%, 04/09/27	1,055	1,060,289
5.00%, 07/15/27	385	387,240
5.05%, 04/04/28	925	934,092
5.25%, 03/01/26	1,085	1,087,765
5.35%, 07/15/27	680	688,510
5.35%, 01/07/30	910	923,106
5.40%, 04/06/26	1,380	1,386,137
5.40%, 05/08/27	730	739,780
5.45%, 07/15/30	800	813,659
5.55%, 07/15/29	940	960,327
5.65%, 01/17/29(a)	430	439,945
5.80%, 06/23/28	980	1,007,949
5.80%, 01/07/29	1,200	1,237,140
5.85%, 04/06/30	790	816,891
6.00%, 01/09/28(a)	910	937,370
6.05%, 10/10/25	1,040	1,042,997
Honda Motor Co. Ltd.
2.53%, 03/10/27	785	761,929
4.44%, 07/08/28(a)	755	753,551
4.69%, 07/08/30	1,095	1,093,347
PACCAR Financial Corp.
4.45%, 03/30/26	475	474,870
4.45%, 08/06/27	510	512,866
4.55%, 03/03/28	530	535,502
4.60%, 01/31/29(a)	475	480,232
5.00%, 05/13/27	430	435,854
5.20%, 11/09/26	45	45,546
Toyota Motor Corp.
1.34%, 03/25/26	856	840,344
2.76%, 07/02/29	400	378,263
3.67%, 07/20/28	390	386,096
4.19%, 06/30/27	375	374,292

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 06/30/30	$395	$394,422
5.12%, 07/13/28	430	440,612
5.28%, 07/13/26	525	529,597
Toyota Motor Credit Corp.
0.80%, 10/16/25	799	792,707
0.80%, 01/09/26(a)	604	594,702
1.13%, 06/18/26	895	869,900
1.15%, 08/13/27(a)	260	244,450
1.90%, 01/13/27	663	640,861
1.90%, 04/06/28	345	324,760
2.15%, 02/13/30	673	610,464
3.05%, 03/22/27	1,015	994,694
3.05%, 01/11/28	305	296,375
3.20%, 01/11/27	679	668,588
3.38%, 04/01/30	550	525,486
3.65%, 08/18/25	1,125	1,124,636
3.65%, 01/08/29	420	411,122
4.35%, 10/08/27	840	840,802
4.45%, 05/18/26	1,255	1,255,204
4.45%, 06/29/29	625	627,191
4.50%, 05/14/27	665	667,323
4.55%, 08/07/26	535	535,743
4.55%, 09/20/27	1,055	1,060,502
4.55%, 08/09/29	780	784,946
4.55%, 05/17/30	555	557,276
4.60%, 01/08/27	360	361,681
4.63%, 01/12/28	1,000	1,008,922
4.65%, 01/05/29	630	636,266
4.80%, 01/05/26(a)	625	626,483
4.80%, 05/15/30	685	694,599
4.95%, 01/09/30	510	520,490
5.00%, 08/14/26	600	603,458
5.05%, 05/16/29	775	793,203
5.20%, 05/15/26	580	582,591
5.25%, 09/11/28	580	596,447
5.40%, 11/10/25	470	470,939
5.40%, 11/20/26	830	841,398
5.45%, 11/10/27	490	502,890
5.60%, 09/11/25	390	390,421
Series B, 5.00%, 03/19/27	635	641,678
		98,483,353
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	375	372,848
BorgWarner Inc.
2.65%, 07/01/27(a)	840	811,850
4.95%, 08/15/29	375	379,033
Lear Corp., 3.80%, 09/15/27	420	413,451
Magna International Inc.
2.45%, 06/15/30(a)	500	453,775
4.15%, 10/01/25	458	457,681
		2,888,638
Banks — 31.3%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	348	347,126
5.09%, 12/08/25	325	326,053
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	440	437,650
4.42%, 12/16/26	550	551,287
Security	Par (000)	Value
Banks (continued)
4.62%, 12/16/29	$685	$694,447
4.75%, 01/18/27	925	931,967
4.90%, 07/16/27	470	475,751
5.00%, 03/18/26(a)	800	802,694
5.67%, 10/03/25	730	731,847
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	310	311,221
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	560	557,410
5.38%, 03/13/29	772	793,023
5.86%, 09/14/26, (1-year CMT + 2.300%)(b)	675	675,730
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	345	355,836
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	1,385	1,339,732
1.85%, 03/25/26	235	230,864
3.31%, 06/27/29	840	802,571
3.49%, 05/28/30	615	582,769
3.80%, 02/23/28	897	881,085
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	1,335	1,325,055
4.25%, 04/11/27	942	937,176
4.38%, 04/12/28	1,072	1,067,691
5.29%, 08/18/27	1,465	1,483,782
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	1,090	1,107,498
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	865	890,246
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	450	456,474
5.57%, 01/17/30	865	894,638
5.59%, 08/08/28	1,220	1,257,561
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	885	905,279
6.61%, 11/07/28	980	1,042,229
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(a)(b)	2,205	2,187,357
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	4,553	4,427,721
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)(b)	2,360	2,207,802
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	1,740	1,690,259
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	1,400	1,331,488
3.25%, 10/21/27	2,180	2,135,005
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	4,750	4,637,620
3.50%, 04/19/26	2,127	2,112,708
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	2,400	2,381,973
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,562	1,535,884
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	1,640	1,618,192
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	2,060	2,037,073
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	2,195	2,166,758
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	2,430	2,388,482
4.25%, 10/22/26	1,575	1,568,668
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	2,430	2,417,800
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,770	1,766,439
4.45%, 03/03/26	1,751	1,749,259
4.62%, 05/09/29, (1-day SOFR + 1.110%)(b)	2,065	2,073,346
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	2,388	2,409,608
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	2,120	2,142,762
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	2,340	2,346,719

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	$2,860	$2,913,510
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	2,230	2,316,210
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	1,235	1,253,615
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	1,585	1,644,935
Series L, 4.18%, 11/25/27	1,617	1,607,423
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	2,235	2,194,731
Bank of America NA, 5.53%, 08/18/26	1,765	1,783,335
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(b)	732	719,094
1.25%, 09/15/26	1,037	1,001,639
2.65%, 03/08/27(a)	995	969,282
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(b)	560	566,910
5.20%, 02/01/28	845	861,901
5.27%, 12/11/26	870	879,282
5.30%, 06/05/26	1,270	1,279,083
5.37%, 06/04/27(a)	577	586,963
5.72%, 09/25/28	855	887,330
5.92%, 09/25/25	725	726,756
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	715	715,012
Series H, 4.70%, 09/14/27	690	694,017
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	559	549,619
1.05%, 10/15/26	465	446,874
1.65%, 07/14/28	375	349,005
2.05%, 01/26/27(a)	550	532,863
2.45%, 08/17/26	815	799,878
2.80%, 05/04/26	385	380,776
3.00%, 10/30/28(a)	370	354,581
3.25%, 05/16/27	495	487,027
3.30%, 08/23/29	565	541,559
3.40%, 01/29/28	522	512,321
3.85%, 04/28/28	600	596,778
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	917	900,174
1.30%, 09/15/26(a)	765	739,241
1.35%, 06/24/26(a)	895	871,673
1.95%, 02/02/27	580	560,887
2.70%, 08/03/26	2,075	2,039,652
2.95%, 03/11/27	575	562,382
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	815	814,543
4.50%, 12/16/25(a)	816	815,307
4.75%, 02/02/26	1,320	1,323,442
4.85%, 02/01/30	945	956,692
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	995	1,004,905
5.25%, 06/12/28	535	548,958
5.35%, 12/07/26	1,320	1,335,478
5.40%, 06/04/27	445	454,149
5.45%, 08/01/29	510	528,389
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)(b)	1,245	1,208,149
4.34%, 01/10/28	1,030	1,023,950
4.38%, 01/12/26	1,851	1,849,578
4.84%, 05/09/28	1,936	1,942,550
4.84%, 09/10/28, (1-day SOFR + 1.340%)(b)	810	814,173
4.97%, 05/16/29(b)	1,440	1,453,549
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)(b)	1,050	1,061,718
5.20%, 05/12/26	1,517	1,521,646
5.30%, 08/09/26, (1-year CMT + 2.300%)(b)	1,130	1,130,155
Security	Par (000)	Value
Banks (continued)
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)(b)	$1,455	$1,479,614
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	755	767,325
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	1,565	1,615,253
5.83%, 05/09/27, (1-day SOFR + 2.210%)(b)	1,485	1,496,921
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	970	1,022,180
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	985	1,004,547
7.33%, 11/02/26, (1-year CMT + 3.050%)(b)	1,017	1,023,234
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	1,100	1,163,255
BPCE SA, 3.38%, 12/02/26	250	246,954
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	188	186,466
1.25%, 06/22/26	520	505,620
3.45%, 04/07/27	1,035	1,020,156
3.95%, 08/04/25	750	749,960
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	855	854,561
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	1,245	1,251,808
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	575	579,205
5.00%, 04/28/28	1,155	1,173,999
5.24%, 06/28/27	1,055	1,071,128
5.26%, 04/08/29	885	907,953
5.93%, 10/02/26	35	35,581
5.99%, 10/03/28	540	564,066
Capital One NA
2.70%, 02/06/30	385	355,785
3.45%, 07/27/26	637	630,453
4.65%, 09/13/28	650	652,797
Citibank NA
4.58%, 05/29/27	1,830	1,842,828
4.84%, 08/06/29(a)	1,155	1,174,068
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	1,225	1,229,590
4.91%, 05/29/30	2,035	2,066,579
4.93%, 08/06/26	1,175	1,180,831
5.44%, 04/30/26	1,950	1,963,207
5.49%, 12/04/26	1,695	1,717,075
5.80%, 09/29/28	1,890	1,967,557
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	3,674	3,608,824
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	2,225	2,164,528
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	2,310	2,255,153
3.20%, 10/21/26	2,615	2,575,180
3.40%, 05/01/26	420	416,675
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)(b)	1,890	1,848,995
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	2,100	2,065,307
3.70%, 01/12/26	1,507	1,503,490
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	2,925	2,893,890
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,765	1,727,006
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)(b)	1,005	993,113
4.13%, 07/25/28	1,765	1,748,611
4.30%, 11/20/26	1,570	1,564,040
4.45%, 09/29/27	3,139	3,130,742
4.60%, 03/09/26	1,310	1,311,236
4.64%, 05/07/28, (1-day SOFR + 1.143%)(b)	1,800	1,801,867
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	1,270	1,272,166
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	1,890	1,898,386
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	2,505	2,550,115
5.50%, 09/13/25	1,691	1,692,965

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.61%, 09/29/26, (1-day SOFR + 1.546%)(a)(b)	$2,332	$2,334,883
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	470	469,039
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	250	249,105
Citizens Financial Group Inc.
2.85%, 07/27/26	330	324,310
3.25%, 04/30/30	575	537,597
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	890	919,042
Comerica Inc.
4.00%, 02/01/29(a)	525	512,717
5.98%, 01/30/30, (1-day SOFR + 2.155%)(b)	775	796,724
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	545	548,204
4.58%, 11/27/26	545	547,349
5.32%, 03/13/26	550	552,973
5.50%, 09/12/25	260	260,252
Cooperatieve Rabobank UA
3.75%, 07/21/26	1,026	1,016,675
4.38%, 08/04/25	839	838,965
Cooperatieve Rabobank UA/New York, 4.85%, 01/09/26	590	590,813
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	250	250,019
4.37%, 05/27/27	435	436,541
4.49%, 10/17/29	575	578,308
4.80%, 01/09/29	375	380,441
4.88%, 01/21/28	335	340,314
5.04%, 03/05/27	347	350,966
5.50%, 10/05/26	455	460,950
Deutsche Bank AG/New York
1.69%, 03/19/26	710	698,745
2.13%, 11/24/26, (1-day SOFR + 1.870%)(b)	1,550	1,536,948
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	1,235	1,198,140
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	870	843,941
5.41%, 05/10/29	1,245	1,284,041
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	687	697,013
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	1,025	1,072,490
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	1,145	1,218,834
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	845	863,815
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	855	867,915
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	830	801,115
2.55%, 05/05/27	460	446,013
3.95%, 03/14/28	403	397,904
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	770	773,295
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	945	993,017
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	670	696,660
Fifth Third Bank NA
2.25%, 02/01/27	332	321,549
3.85%, 03/15/26	205	203,829
4.97%, 01/28/28, (1-day SOFR + 0.810%)(b)	455	457,855
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	1,575	1,580,914
5.41%, 05/21/27, (1-day SOFR + 0.750%)(b)	1,915	1,925,610
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	1,885	1,860,301
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	2,380	2,333,660
Security	Par (000)	Value
Banks (continued)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	$2,475	$2,391,328
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	3,620	3,504,467
2.60%, 02/07/30	1,460	1,348,062
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	2,560	2,484,773
3.50%, 11/16/26	2,685	2,651,101
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	2,787	2,744,848
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	2,105	2,073,338
3.75%, 02/25/26	1,447	1,440,306
3.80%, 03/15/30	1,840	1,788,459
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	2,015	1,977,663
3.85%, 01/26/27	2,290	2,270,883
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	2,945	2,924,406
4.25%, 10/21/25	1,458	1,457,285
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)(b)	1,125	1,122,224
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	2,015	2,014,423
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	605	608,294
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	965	980,070
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	1,960	2,034,401
5.80%, 08/10/26, (1-day SOFR + 1.075%)(b)	2,195	2,195,453
5.95%, 01/15/27	1,225	1,255,007
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	2,200	2,325,853
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)	530	516,654
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	1,720	1,629,651
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	1,795	1,670,940
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	715	693,416
3.90%, 05/25/26	1,295	1,291,085
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,925	1,873,829
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	2,190	2,169,587
4.25%, 08/18/25	75	74,981
4.29%, 09/12/26, (3-mo. CME Term SOFR + 1.609%)(b)	1,308	1,306,998
4.30%, 03/08/26	1,195	1,193,036
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	2,489	2,484,994
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	2,085	2,089,983
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	1,400	1,409,712
4.95%, 03/31/30	1,910	1,939,233
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	1,315	1,328,808
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	2,167	2,192,863
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	1,125	1,157,619
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	1,540	1,565,280
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	2,127	2,153,133
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	1,870	1,939,694
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)(b)	1,310	1,318,461
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,410	1,491,867
HSBC USA Inc.
4.65%, 06/03/28	910	913,938
5.29%, 03/04/27	1,290	1,308,131
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	569	519,972
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	477	475,736
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	935	978,041
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	465	465,597

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.87%, 04/12/28, (1-day SOFR + 0.720%)(b)	$610	$613,124
5.65%, 01/10/30(a)	765	792,930
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(b)	695	681,623
3.95%, 03/29/27	965	957,042
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	760	753,732
4.05%, 04/09/29	755	743,550
4.55%, 10/02/28(a)	1,025	1,027,067
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	415	418,473
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	1,200	1,229,706
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	735	746,227
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(a)(b)	1,863	1,830,039
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	2,475	2,447,639
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,320	2,240,273
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	2,935	2,871,968
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	1,720	1,611,653
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	1,295	1,243,787
2.95%, 10/01/26	2,425	2,387,172
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	1,342	1,310,863
3.20%, 06/15/26(a)	1,870	1,851,257
3.30%, 04/01/26	2,545	2,530,812
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	1,878	1,836,931
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	2,070	2,037,066
3.63%, 12/01/27	975	959,117
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	2,062	2,004,718
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	2,305	2,279,897
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(b)	1,920	1,914,824
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	1,838	1,817,664
4.13%, 12/15/26	1,435	1,429,599
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	2,015	2,000,696
4.25%, 10/01/27	1,345	1,345,581
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,475	2,468,101
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	2,050	2,046,731
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	1,595	1,596,221
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	1,670	1,674,088
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	2,860	2,882,763
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	1,750	1,767,795
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	1,550	1,565,117
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	1,915	1,947,039
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	2,035	2,068,659
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	1,965	1,979,852
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	2,015	2,062,211
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	1,930	1,963,666
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	2,197	2,278,292
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	1,820	1,852,840
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	1,880	1,967,889
7.63%, 10/15/26	750	778,119
8.00%, 04/29/27	780	826,986
JPMorgan Chase Bank NA, 5.11%, 12/08/26	2,275	2,296,479
KeyBank NA, 4.70%, 01/26/26	300	300,179
Security	Par (000)	Value
Banks (continued)
KeyBank NA/Cleveland OH
3.40%, 05/20/26	$315	$312,449
4.15%, 08/08/25	640	639,981
5.85%, 11/15/27	570	585,882
KeyCorp
2.25%, 04/06/27	242	232,875
2.55%, 10/01/29	610	563,378
4.10%, 04/30/28	670	664,081
4.15%, 10/29/25	190	189,931
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	700	683,594
3.57%, 11/07/28(b)	1,370	1,339,240
3.75%, 01/11/27	810	801,264
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	602	593,895
4.38%, 03/22/28	1,420	1,414,193
4.55%, 08/16/28	1,165	1,166,470
4.58%, 12/10/25	838	837,638
4.65%, 03/24/26	1,047	1,046,194
4.72%, 08/11/26, (1-year CMT + 1.750%)(b)	885	884,859
4.82%, 06/13/29, (1-year CMT + 1.600%)(b)	870	874,501
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	880	889,553
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	1,205	1,218,496
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	615	638,227
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	970	1,000,232
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	1,310	1,326,763
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	310	309,295
4.83%, 01/16/29, (1-day SOFR + 0.930%)(b)	405	406,964
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(b)	780	843,473
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	322	314,575
4.65%, 01/27/26	662	662,762
4.70%, 01/27/28	970	975,855
4.76%, 07/06/28, (1-day SOFR + 0.770%)(b)	500	502,042
5.40%, 11/21/25	335	335,770
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,730	1,678,640
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	990	955,799
2.05%, 07/17/30	800	708,890
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	1,015	983,192
2.56%, 02/25/30	890	815,774
2.76%, 09/13/26	607	595,870
3.20%, 07/18/29	1,330	1,267,087
3.29%, 07/25/27	740	725,907
3.68%, 02/22/27(a)	605	598,462
3.74%, 03/07/29(a)	1,120	1,097,542
3.85%, 03/01/26	1,661	1,654,287
3.96%, 03/02/28	1,007	997,878
4.05%, 09/11/28	680	674,572
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	645	639,953
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	960	969,620
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	515	525,069
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	675	691,414
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	945	961,171
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	730	746,247
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	980	953,658
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(b)	714	693,868
2.84%, 09/13/26	570	560,015

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	$400	$378,777
3.17%, 09/11/27	735	716,807
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	220	209,790
3.66%, 02/28/27	200	197,645
4.02%, 03/05/28	965	957,884
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(b)	900	892,452
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	450	461,244
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	400	410,636
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)(b)	745	758,475
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	770	793,328
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,230	1,271,009
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	2,495	2,461,958
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,640	2,560,935
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	3,012	2,944,186
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,815	1,761,365
3.13%, 07/27/26	2,825	2,789,792
3.59%, 07/22/28(b)	2,455	2,412,008
3.63%, 01/20/27	2,625	2,598,092
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	2,575	2,531,812
3.88%, 01/27/26	2,735	2,728,316
3.95%, 04/23/27	1,842	1,826,590
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	2,085	2,074,956
4.35%, 09/08/26	2,145	2,138,875
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	2,305	2,296,530
5.00%, 11/24/25	1,702	1,705,419
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	1,765	1,794,793
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)(b)	1,060	1,062,226
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	2,205	2,236,963
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	1,890	1,920,911
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	1,505	1,534,025
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	1,900	1,949,410
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	1,375	1,400,918
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	1,195	1,237,560
6.14%, 10/16/26, (1-day SOFR + 1.770%)(b)	765	766,895
6.25%, 08/09/26	990	1,007,487
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	2,080	2,158,916
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	1,675	1,767,433
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	1,720	1,741,408
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	1,665	1,662,969
4.75%, 04/21/26	1,445	1,447,957
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	1,380	1,386,998
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	880	888,900
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	1,685	1,703,746
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	1,825	1,857,069
5.88%, 10/30/26	1,680	1,710,014
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28, (1-day SOFR + 0.727%)(b)	1,545	1,543,004
National Australia Bank Ltd./New York
2.50%, 07/12/26	610	599,617
3.38%, 01/14/26	470	467,647
3.91%, 06/09/27	795	790,248
4.31%, 06/13/28	800	801,964
4.50%, 10/26/27	680	684,026
4.53%, 06/13/30	580	583,839
Security	Par (000)	Value
Banks (continued)
4.75%, 12/10/25	$570	$571,198
4.79%, 01/10/29	690	702,645
4.90%, 06/13/28	770	784,785
4.90%, 01/14/30	500	511,654
4.94%, 01/12/28	785	798,533
4.97%, 01/12/26	775	776,804
5.09%, 06/11/27	620	629,468
National Bank of Canada
4.50%, 10/10/29	760	757,029
4.70%, 03/05/27, (1-day SOFR + 0.630%)(b)	25	24,976
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	360	362,092
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	379	382,085
5.60%, 12/18/28	745	768,786
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	1,287	1,253,888
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(b)	750	731,372
4.45%, 05/08/30(b)	960	953,389
4.80%, 04/05/26	1,043	1,044,237
4.89%, 05/18/29(b)	1,255	1,265,546
5.08%, 01/27/30(a)(b)	1,400	1,418,689
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	770	784,652
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	730	741,287
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	960	995,317
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	485	488,200
7.47%, 11/10/26, (1-year CMT + 2.850%)(b)	955	961,822
Northern Trust Corp.
1.95%, 05/01/30	460	413,154
3.15%, 05/03/29	390	374,839
3.65%, 08/03/28	590	580,822
4.00%, 05/10/27(a)	500	498,084
PNC Bank N.A.
4.43%, 07/21/28, (1-day SOFR + 0.890%)(b)	1,000	998,978
4.54%, 05/13/27, (1-day SOFR + 0.590%)(b)	150	149,838
PNC Bank NA
2.70%, 10/22/29	645	599,006
3.10%, 10/25/27	735	714,844
3.25%, 01/22/28	535	521,920
4.05%, 07/26/28	1,005	994,198
4.20%, 11/01/25	250	249,834
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	485	469,485
2.55%, 01/22/30	1,645	1,520,049
2.60%, 07/23/26	635	624,984
3.15%, 05/19/27	630	616,967
3.45%, 04/23/29	1,180	1,144,004
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)(b)	945	945,135
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	700	702,776
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	765	773,921
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	780	795,742
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	1,355	1,402,204
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,965	2,025,968
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	845	865,217
Regions Financial Corp.
1.80%, 08/12/28	370	341,942
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	555	573,545
Royal Bank of Canada
0.88%, 01/20/26	1,234	1,214,686
1.15%, 07/14/26	1,382	1,340,491
1.20%, 04/27/26(a)	1,377	1,344,914

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.40%, 11/02/26	$835	$805,071
2.05%, 01/21/27	384	371,689
3.63%, 05/04/27	915	904,623
4.24%, 08/03/27	1,045	1,042,054
4.50%, 08/06/29, (1-day SOFR + 1.190%)(b)	950	949,932
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	630	629,516
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	650	650,095
4.65%, 01/27/26	1,044	1,043,355
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	790	793,373
4.88%, 01/12/26	685	686,877
4.88%, 01/19/27	1,065	1,073,223
4.90%, 01/12/28	620	628,620
4.95%, 02/01/29	895	913,609
4.97%, 01/24/29, (1-day SOFR + 0.830%)(b)	1,230	1,244,156
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)(b)	1,050	1,054,872
5.20%, 07/20/26	1,005	1,012,351
5.20%, 08/01/28	910	932,702
6.00%, 11/01/27	1,125	1,163,457
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)(b)	665	644,330
3.24%, 10/05/26	565	555,651
4.40%, 07/13/27	632	631,098
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)(b)	715	726,557
5.81%, 09/09/26, (1-day SOFR + 2.328%)(b)	210	210,202
6.12%, 05/31/27, (1-day SOFR + 1.232%)(a)(b)	255	257,554
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	900	937,667
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	775	807,014
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	415	434,318
Santander U.K. Group Holdings PLC
1.53%, 08/21/26, (1-year CMT + 1.250%)(b)	432	431,175
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)(b)	575	559,712
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	423	409,505
3.82%, 11/03/28(b)	760	744,296
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	950	989,060
6.83%, 11/21/26, (1-day SOFR + 2.749%)(b)	985	990,786
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	253,053
State Street Bank & Trust Co.
4.59%, 11/25/26	645	648,015
4.78%, 11/23/29	690	701,558
State Street Corp.
2.40%, 01/24/30(a)	755	698,885
2.65%, 05/19/26	412	406,349
3.55%, 08/18/25	531	530,800
4.33%, 10/22/27	780	781,745
4.54%, 02/28/28	835	839,387
4.73%, 02/28/30	595	601,143
4.83%, 04/24/30(a)	785	796,871
4.99%, 03/18/27	1,257	1,271,331
5.27%, 08/03/26	1,860	1,873,967
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	614	604,094
1.40%, 09/17/26	1,405	1,357,866
1.90%, 09/17/28	1,610	1,490,777
2.13%, 07/08/30	1,100	978,246
2.17%, 01/14/27	250	242,270
2.47%, 01/14/29(a)	655	613,679
2.63%, 07/14/26	1,730	1,701,263
Security	Par (000)	Value
Banks (continued)
2.72%, 09/27/29(a)	$440	$411,509
2.75%, 01/15/30	1,145	1,059,355
3.01%, 10/19/26	1,020	1,002,729
3.04%, 07/16/29	2,000	1,890,359
3.35%, 10/18/27	495	484,522
3.36%, 07/12/27	1,410	1,386,126
3.45%, 01/11/27	850	838,914
3.54%, 01/17/28	510	500,393
3.78%, 03/09/26	1,060	1,057,490
3.94%, 07/19/28	615	608,327
4.31%, 10/16/28	480	478,953
5.24%, 04/15/30	515	528,725
5.32%, 07/09/29	625	641,805
5.46%, 01/13/26	1,332	1,339,013
5.52%, 01/13/28	1,415	1,453,507
5.71%, 01/13/30	870	909,814
5.72%, 09/14/28	875	907,167
5.80%, 07/13/28	578	600,226
5.85%, 07/13/30	100	105,439
5.88%, 07/13/26	652	660,305
Synchrony Bank
5.40%, 08/22/25	520	520,271
5.63%, 08/23/27	335	340,633
Synovus Bank, 5.63%, 02/15/28	260	262,936
Toronto-Dominion Bank (The)
0.75%, 09/11/25	470	468,179
0.75%, 01/06/26	869	854,817
1.20%, 06/03/26	1,175	1,144,088
1.25%, 09/10/26	1,345	1,299,172
1.95%, 01/12/27	540	521,879
2.80%, 03/10/27	860	838,960
4.11%, 06/08/27(a)	1,165	1,160,486
4.57%, 12/17/26	850	851,516
4.57%, 06/02/28	510	512,455
4.69%, 09/15/27	1,230	1,237,499
4.78%, 12/17/29	775	782,142
4.81%, 06/03/30	690	695,796
4.86%, 01/31/28	970	980,596
4.98%, 04/05/27	815	822,690
4.99%, 04/05/29	680	692,416
5.10%, 01/09/26	600	602,160
5.16%, 01/10/28	935	951,524
5.26%, 12/11/26	460	465,115
5.52%, 07/17/28	1,030	1,061,476
5.53%, 07/17/26	2,045	2,065,832
Truist Bank
2.25%, 03/11/30	965	867,580
3.30%, 05/15/26	380	376,015
3.63%, 09/16/25	890	889,181
3.80%, 10/30/26	625	619,007
4.05%, 11/03/25	318	317,634
4.42%, 07/24/28, (5-year CMT + 2.701%)(b)	735	733,805
4.63%, 09/17/29, (5-year CMT + 1.150%)(a)(b)	600	594,609
4.67%, 05/20/27, (1-day SOFR + 0.470%)(b)	170	169,939
Truist Financial Corp.
1.13%, 08/03/27	500	469,088
1.20%, 08/05/25	517	516,815
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)(b)	883	864,759
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	930	866,223
1.95%, 06/05/30	585	519,385
3.88%, 03/19/29	605	589,855

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	$597	$593,836
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	1,130	1,139,845
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	1,395	1,433,928
5.90%, 10/28/26, (1-day SOFR + 1.626%)(b)	620	621,589
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)(b)	1,045	1,055,855
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	1,503	1,621,576
U.S. Bancorp
1.38%, 07/22/30	757	652,451
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	950	918,272
3.00%, 07/30/29	842	795,286
3.10%, 04/27/26	785	776,484
3.90%, 04/26/28	700	693,797
3.95%, 11/17/25	380	379,599
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	1,592	1,594,632
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	1,490	1,497,034
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	551	561,879
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	1,307	1,342,356
5.73%, 10/21/26, (1-day SOFR + 1.430%)(b)	1,245	1,247,509
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	1,355	1,402,565
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	730	749,140
Series V, 2.38%, 07/22/26	894	877,794
Series X, 3.15%, 04/27/27	980	961,422
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	1,020	1,019,545
4.73%, 05/15/28, (1-day SOFR + 0.910%)(b)	260	261,176
UBS AG/London
1.25%, 06/01/26	527	513,105
5.65%, 09/11/28	1,155	1,196,444
5.80%, 09/11/25	495	495,549
UBS AG/Stamford CT
1.25%, 08/07/26	1,090	1,056,142
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	975	981,235
5.00%, 07/09/27	773	782,211
7.50%, 02/15/28	1,963	2,108,639
UBS Group AG, 4.55%, 04/17/26	1,515	1,517,003
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	2,630	2,532,665
3.00%, 04/22/26	2,453	2,429,118
3.00%, 10/23/26	3,000	2,949,326
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)(b)	2,240	2,213,304
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	3,255	3,203,852
3.55%, 09/29/25(a)	1,860	1,858,006
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	2,460	2,418,510
4.10%, 06/03/26	2,302	2,291,862
4.15%, 01/24/29	2,075	2,056,589
4.30%, 07/22/27	2,005	2,001,382
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	1,832	1,831,787
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	2,392	2,405,669
4.97%, 04/23/29, (1-day SOFR + 1.370%)(b)	1,830	1,851,501
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	2,235	2,281,803
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)(b)	3,415	3,515,169
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	2,625	2,675,968
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	2,265	2,383,017
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	1,955	1,965,290
Wells Fargo Bank NA
4.81%, 01/15/26	1,225	1,226,941
5.25%, 12/11/26	1,660	1,678,938
5.45%, 08/07/26	1,845	1,865,009
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
1.15%, 06/03/26	$1,088	$1,060,035
1.95%, 11/20/28	955	888,299
2.65%, 01/16/30	550	512,413
2.70%, 08/19/26	605	594,837
2.85%, 05/13/26	1,115	1,101,861
3.35%, 03/08/27	620	611,621
3.40%, 01/25/28	955	937,881
3.74%, 08/26/25	265	264,878
4.04%, 08/26/27	475	473,596
4.35%, 07/01/30	765	765,043
4.60%, 10/20/26	455	456,889
5.05%, 04/16/29	575	590,882
5.20%, 04/16/26	530	532,869
5.46%, 11/18/27	955	980,184
5.51%, 11/17/25	562	564,229
5.54%, 11/17/28	985	1,024,305
		730,715,448
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	335	334,277
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	1,400	1,346,044
4.75%, 01/23/29	1,784	1,809,432
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	1,010	934,550
1.45%, 06/01/27	1,195	1,139,111
1.50%, 03/05/28(a)	605	568,169
1.65%, 06/01/30	1,205	1,067,135
2.13%, 09/06/29	775	716,572
2.90%, 05/25/27	415	406,514
3.38%, 03/25/27	825	815,994
3.45%, 03/25/30	1,036	999,961
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	590	605,209
Constellation Brands Inc.
2.88%, 05/01/30	260	240,385
3.15%, 08/01/29	805	763,616
3.50%, 05/09/27	425	418,053
3.60%, 02/15/28	555	544,031
3.70%, 12/06/26	496	490,894
4.35%, 05/09/27	490	488,616
4.40%, 11/15/25	474	474,021
4.65%, 11/15/28	365	366,563
4.80%, 05/01/30(a)	410	411,854
Diageo Capital PLC
1.38%, 09/29/25	550	547,474
2.00%, 04/29/30	815	731,637
2.38%, 10/24/29	745	689,613
3.88%, 05/18/28	435	431,072
5.20%, 10/24/25	465	465,988
5.30%, 10/24/27	550	561,462
5.38%, 10/05/26	20	20,203
Keurig Dr Pepper Inc.
3.20%, 05/01/30	575	540,046
3.40%, 11/15/25	432	430,765
3.95%, 04/15/29	825	809,404
4.35%, 05/15/28	270	269,658
4.60%, 05/25/28	855	858,611
4.60%, 05/15/30	395	395,056
5.05%, 03/15/29	600	610,797
5.10%, 03/15/27(a)	445	449,335

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Molson Coors Beverage Co., 3.00%, 07/15/26	$1,655	$1,629,933
PepsiCo Inc.
1.63%, 05/01/30	850	752,543
2.38%, 10/06/26	800	783,493
2.63%, 03/19/27	430	419,306
2.63%, 07/29/29	795	748,644
2.75%, 03/19/30	1,235	1,153,001
2.85%, 02/24/26	880	874,033
3.00%, 10/15/27	405	395,310
3.60%, 02/18/28	660	652,562
4.10%, 01/15/29	475	472,389
4.30%, 07/23/30	370	368,261
4.40%, 02/07/27	625	627,434
4.45%, 02/07/28	505	508,748
4.45%, 05/15/28	570	575,513
4.50%, 07/17/29	825	834,416
4.55%, 02/13/26	500	500,796
4.60%, 02/07/30	570	578,023
5.13%, 11/10/26	766	774,148
5.25%, 11/10/25	685	687,027
7.00%, 03/01/29	360	392,615
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	455	458,208
		36,938,525
Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28	1,045	964,799
2.20%, 02/21/27	1,357	1,312,216
2.45%, 02/21/30	1,025	937,093
2.60%, 08/19/26	1,005	985,809
3.00%, 02/22/29	635	605,180
3.20%, 11/02/27	355	345,860
4.05%, 08/18/29	900	886,435
5.15%, 03/02/28	2,992	3,046,863
5.25%, 03/02/30	2,205	2,264,377
5.51%, 03/02/26(a)	1,255	1,256,068
Biogen Inc., 2.25%, 05/01/30	1,200	1,076,993
Gilead Sciences Inc.
1.20%, 10/01/27	550	514,848
2.95%, 03/01/27	1,055	1,033,658
3.65%, 03/01/26	2,343	2,331,623
4.80%, 11/15/29	570	578,977
Illumina Inc.
4.65%, 09/09/26	490	489,688
5.75%, 12/13/27	410	419,092
5.80%, 12/12/25	390	391,433
Royalty Pharma PLC
1.20%, 09/02/25	767	764,646
1.75%, 09/02/27	785	742,788
5.15%, 09/02/29	395	402,218
		21,350,664
Building Materials — 0.4%
Amrize Finance US LLC
4.60%, 04/07/27(c)	195	195,081
4.70%, 04/07/28(c)	515	517,465
4.95%, 04/07/30(c)	810	818,188
Carrier Global Corp.
2.49%, 02/15/27	900	875,694
2.72%, 02/15/30	1,285	1,192,154
Security	Par (000)	Value
Building Materials (continued)
CRH SMW Finance DAC
5.13%, 01/09/30	$950	$968,519
5.20%, 05/21/29(a)	655	671,760
Fortune Brands Innovations Inc., 3.25%, 09/15/29	510	482,696
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	530	548,599
Martin Marietta Materials Inc.
3.50%, 12/15/27	300	293,367
Series CB, 2.50%, 03/15/30	335	306,758
Masco Corp., 1.50%, 02/15/28	402	372,610
Mohawk Industries Inc.
3.63%, 05/15/30(a)	350	334,632
5.85%, 09/18/28	475	492,229
Owens Corning, 5.50%, 06/15/27	195	198,440
Trane Technologies Financing Ltd., 3.80%, 03/21/29	550	539,803
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	550	542,205
Vulcan Materials Co.
3.50%, 06/01/30	590	561,395
4.95%, 12/01/29	425	432,158
		10,343,753
Chemicals — 0.8%
Air Products and Chemicals Inc.
1.50%, 10/15/25	341	338,814
1.85%, 05/15/27	595	570,927
2.05%, 05/15/30	700	629,808
4.30%, 06/11/28	310	309,953
4.60%, 02/08/29	612	618,239
Albemarle Corp., 4.65%, 06/01/27	577	572,857
Dow Chemical Co. (The)
4.80%, 11/30/28(a)	335	336,369
7.38%, 11/01/29(a)	595	651,523
DuPont de Nemours Inc.
4.49%, 11/15/25	1,470	1,470,307
4.73%, 11/15/28	1,780	1,801,565
Eastman Chemical Co.
4.50%, 12/01/28(a)	450	449,337
5.00%, 08/01/29	525	531,121
Ecolab Inc.
1.65%, 02/01/27	415	399,147
2.70%, 11/01/26	640	627,299
3.25%, 12/01/27	170	166,147
4.30%, 06/15/28	110	110,157
4.80%, 03/24/30	475	483,286
5.25%, 01/15/28	669	685,464
EIDP Inc.
2.30%, 07/15/30	286	259,307
4.50%, 05/15/26	505	505,232
FMC Corp.
3.20%, 10/01/26	300	294,851
3.45%, 10/01/29	385	357,843
Linde Inc./CT, 3.20%, 01/30/26	593	588,747
LYB International Finance II BV, 3.50%, 03/02/27	315	309,393
Mosaic Co. (The), 4.05%, 11/15/27	240	237,254
Nutrien Ltd.
2.95%, 05/13/30	365	339,127
4.20%, 04/01/29	570	563,559
4.90%, 03/27/28	650	657,031
5.95%, 11/07/25	305	305,596

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26	$502	$492,170
3.75%, 03/15/28	465	458,016
Sherwin-Williams Co. (The)
2.30%, 05/15/30	340	307,216
2.95%, 08/15/29	610	574,510
3.45%, 06/01/27	1,225	1,203,636
4.30%, 08/15/28	375	374,154
4.50%, 08/15/30(a)	375	373,560
Westlake Corp., 3.60%, 08/15/26	685	677,087
		19,630,609
Commercial Services — 0.8%
Automatic Data Processing Inc., 1.70%, 05/15/28	745	698,720
Block Financial LLC, 2.50%, 07/15/28	410	385,691
Cintas Corp. No. 2, 3.70%, 04/01/27	570	564,312
Equifax Inc.
3.10%, 05/15/30	420	391,638
4.80%, 09/15/29	490	492,860
5.10%, 12/15/27	580	586,694
5.10%, 06/01/28	550	558,603
Global Payments Inc.
1.20%, 03/01/26	1,021	999,979
2.15%, 01/15/27	607	586,395
2.90%, 05/15/30	805	734,742
3.20%, 08/15/29	960	902,900
4.80%, 04/01/26	666	666,051
4.95%, 08/15/27	320	321,951
5.30%, 08/15/29	415	420,660
GXO Logistics Inc., 6.25%, 05/06/29	472	490,935
Moody's Corp., 3.25%, 01/15/28	400	390,601
PayPal Holdings Inc.
2.30%, 06/01/30	220	199,641
2.65%, 10/01/26	1,207	1,184,078
2.85%, 10/01/29	1,220	1,148,944
3.90%, 06/01/27	360	358,057
Quanta Services Inc., 4.75%, 08/09/27	365	367,386
RELX Capital Inc.
3.00%, 05/22/30	540	507,223
4.00%, 03/18/29	630	623,492
4.75%, 03/27/30	655	663,036
S&P Global Inc.
2.45%, 03/01/27	1,035	1,006,047
2.50%, 12/01/29(a)	335	310,958
2.70%, 03/01/29	1,012	957,476
2.95%, 01/22/27	425	416,766
4.25%, 05/01/29(a)	750	748,465
4.75%, 08/01/28	530	536,239
Verisk Analytics Inc., 4.13%, 03/15/29(a)	425	421,619
Yale University, Series 2020, 1.48%, 04/15/30	300	265,071
		18,907,230
Computers — 2.9%
Accenture Capital Inc.
3.90%, 10/04/27	505	501,832
4.05%, 10/04/29	960	948,195
Apple Inc.
0.55%, 08/20/25	1,018	1,016,090
0.70%, 02/08/26(a)	2,020	1,982,469
1.40%, 08/05/28	1,860	1,719,738
1.65%, 05/11/30	1,425	1,266,062
2.05%, 09/11/26	2,350	2,294,917
Security	Par (000)	Value
Computers (continued)
2.20%, 09/11/29	$1,420	$1,314,603
2.45%, 08/04/26	2,325	2,284,851
2.90%, 09/12/27	1,535	1,499,520
3.00%, 06/20/27	1,105	1,082,717
3.00%, 11/13/27	1,114	1,090,081
3.20%, 05/11/27	1,730	1,702,565
3.25%, 02/23/26(a)	2,720	2,706,909
3.25%, 08/08/29	770	745,099
3.35%, 02/09/27	2,060	2,036,436
4.00%, 05/10/28	1,165	1,164,100
4.00%, 05/12/28(a)	750	749,436
4.15%, 05/10/30	580	582,471
4.20%, 05/12/30(a)	750	749,909
CGI Inc.
1.45%, 09/14/26	10	9,661
4.95%, 03/14/30(c)	530	536,414
Dell International LLC/EMC Corp.
4.35%, 02/01/30	515	509,667
4.75%, 04/01/28	820	826,988
4.90%, 10/01/26	1,535	1,538,626
5.00%, 04/01/30	845	857,265
5.25%, 02/01/28	770	785,474
5.30%, 10/01/29	1,425	1,461,810
6.02%, 06/15/26	2,091	2,109,289
6.10%, 07/15/27(a)	340	350,098
6.20%, 07/15/30	130	138,481
DXC Technology Co.
1.80%, 09/15/26	540	522,578
2.38%, 09/15/28	545	506,847
Fortinet Inc., 1.00%, 03/15/26	495	484,082
Hewlett Packard Enterprise Co.
1.75%, 04/01/26(a)	730	717,922
4.40%, 09/25/27	990	989,484
4.45%, 09/25/26	1,175	1,173,401
4.55%, 10/15/29	1,290	1,282,238
4.90%, 10/15/25	1,990	1,988,896
5.25%, 07/01/28	440	450,289
HP Inc.
1.45%, 06/17/26	517	503,566
3.00%, 06/17/27	855	833,347
3.40%, 06/17/30	360	338,256
4.00%, 04/15/29	865	846,652
4.75%, 01/15/28	685	691,181
5.40%, 04/25/30	370	380,531
IBM International Capital Pte Ltd.
4.60%, 02/05/27	497	498,372
4.60%, 02/05/29	455	458,140
4.70%, 02/05/26	710	711,479
International Business Machines Corp.
1.70%, 05/15/27	982	937,954
1.95%, 05/15/30(a)	1,052	935,811
2.20%, 02/09/27	550	532,759
3.30%, 05/15/26	2,400	2,378,710
3.30%, 01/27/27	442	435,540
3.45%, 02/19/26	1,099	1,092,482
3.50%, 05/15/29	2,445	2,369,538
4.15%, 07/27/27(a)	650	648,905
4.50%, 02/06/26	685	685,437
4.50%, 02/06/28(a)	780	783,886
4.65%, 02/10/28	690	694,186
7.00%, 10/30/25(a)	1,668	1,678,745

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Series .., 4.80%, 02/10/30(a)	$785	$795,679
Kyndryl Holdings Inc.
2.05%, 10/15/26	630	610,772
2.70%, 10/15/28	190	178,957
Leidos Inc., 4.38%, 05/15/30	520	510,769
NetApp Inc.
2.38%, 06/22/27	495	475,775
2.70%, 06/22/30	520	472,867
Western Digital Corp., 2.85%, 02/01/29	300	278,306
		66,436,112
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/27	385	377,114
4.20%, 05/01/30	360	359,259
4.60%, 03/01/28	397	401,987
4.80%, 03/02/26	682	685,288
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	560	515,175
2.60%, 04/15/30	520	477,449
3.15%, 03/15/27	300	294,542
4.38%, 05/15/28	565	565,018
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,565	1,538,766
3.38%, 03/24/29	825	796,486
Kenvue Inc.
5.00%, 03/22/30	793	812,629
5.05%, 03/22/28	805	821,501
5.35%, 03/22/26(a)	755	759,904
Procter & Gamble Co. (The)
0.55%, 10/29/25	852	844,811
1.00%, 04/23/26	752	734,540
1.90%, 02/01/27	810	784,437
2.45%, 11/03/26	705	690,280
2.70%, 02/02/26	550	545,877
2.80%, 03/25/27	435	426,059
2.85%, 08/11/27	595	580,805
3.00%, 03/25/30	1,200	1,138,982
3.95%, 01/26/28	995	993,852
4.05%, 05/01/30	540	536,828
4.10%, 01/26/26	585	584,797
4.15%, 10/24/29	405	405,582
4.35%, 01/29/29	545	549,775
Unilever Capital Corp.
2.00%, 07/28/26(a)	620	607,104
2.13%, 09/06/29	652	599,398
2.90%, 05/05/27	823	805,663
3.50%, 03/22/28	1,025	1,008,102
4.25%, 08/12/27	320	320,529
4.88%, 09/08/28	600	611,463
		21,174,002
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28	595	609,119
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26(a)	845	834,741
2.45%, 10/29/26	3,080	2,999,362
3.00%, 10/29/28	2,865	2,725,645
3.65%, 07/21/27	875	860,423
3.88%, 01/23/28	500	491,930
Security	Par (000)	Value
Diversified Financial Services (continued)
4.45%, 10/01/25	$480	$479,452
4.45%, 04/03/26	495	494,145
4.63%, 10/15/27	565	565,123
4.63%, 09/10/29	990	987,450
4.88%, 04/01/28	490	493,824
5.10%, 01/19/29	620	629,364
5.75%, 06/06/28(a)	827	852,145
6.10%, 01/15/27	620	631,861
6.45%, 04/15/27	1,204	1,238,526
Air Lease Corp.
1.88%, 08/15/26	1,012	983,663
2.10%, 09/01/28	410	381,591
2.20%, 01/15/27	655	633,943
3.00%, 02/01/30(a)	505	471,116
3.25%, 10/01/29	370	351,432
3.63%, 04/01/27	353	348,589
3.63%, 12/01/27	455	445,835
3.75%, 06/01/26	650	644,912
4.63%, 10/01/28	320	320,922
5.10%, 03/01/29(a)	390	397,070
5.30%, 06/25/26(a)	550	552,872
5.30%, 02/01/28	588	598,892
5.85%, 12/15/27(a)	600	617,824
Aircastle Ltd., 4.25%, 06/15/26	710	707,778
Ally Financial Inc.
2.20%, 11/02/28	535	493,781
4.75%, 06/09/27(a)	570	571,002
7.10%, 11/15/27	385	404,313
American Express Co.
1.65%, 11/04/26	757	731,616
2.55%, 03/04/27	1,235	1,201,401
3.13%, 05/20/26(a)	555	549,482
3.30%, 05/03/27	1,160	1,140,112
4.05%, 05/03/29	767	763,034
4.20%, 11/06/25	1,604	1,603,992
4.90%, 02/13/26	900	902,277
5.85%, 11/05/27	1,345	1,389,641
Ameriprise Financial Inc.
2.88%, 09/15/26	545	536,131
5.70%, 12/15/28	540	561,849
Ares Management Corp., 6.38%, 11/10/28	405	426,363
BGC Group Inc.
6.15%, 04/02/30(c)	545	551,244
6.60%, 06/10/29	295	305,254
Brookfield Finance Inc.
3.90%, 01/25/28	1,045	1,029,771
4.25%, 06/02/26	468	467,302
4.35%, 04/15/30	610	602,169
4.85%, 03/29/29	800	807,145
Capital One Financial Corp.
3.65%, 05/11/27	590	581,894
3.75%, 07/28/26	883	874,501
3.75%, 03/09/27	897	887,376
3.80%, 01/31/28	920	906,429
4.10%, 02/09/27	505	502,383
4.20%, 10/29/25	918	917,046
4.50%, 01/30/26	440	440,166
Cboe Global Markets Inc., 3.65%, 01/12/27	675	668,124
Charles Schwab Corp. (The)
0.90%, 03/11/26	1,060	1,036,629
1.15%, 05/13/26	724	705,532

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.00%, 03/20/28	$1,070	$1,010,717
2.45%, 03/03/27	1,265	1,228,379
3.20%, 03/02/27	575	564,908
3.20%, 01/25/28	675	658,499
3.25%, 05/22/29	505	485,972
3.30%, 04/01/27	625	614,906
4.00%, 02/01/29(a)	480	475,621
4.63%, 03/22/30(a)	410	414,205
5.88%, 08/24/26	845	856,614
CME Group Inc.
3.75%, 06/15/28	490	485,130
4.40%, 03/15/30	635	634,874
Intercontinental Exchange Inc.
2.10%, 06/15/30(a)	1,005	900,460
3.10%, 09/15/27	419	408,437
3.63%, 09/01/28	820	802,500
3.75%, 12/01/25	1,040	1,038,275
3.75%, 09/21/28(a)	485	476,777
4.00%, 09/15/27	1,325	1,317,309
4.35%, 06/15/29	997	998,032
Jefferies Financial Group Inc.
4.15%, 01/23/30	785	766,848
4.85%, 01/15/27	745	748,293
5.88%, 07/21/28	825	853,646
Lazard Group LLC
4.38%, 03/11/29(a)	430	425,733
4.50%, 09/19/28	400	398,317
LPL Holdings Inc.
4.90%, 04/03/28(a)	330	331,974
5.15%, 06/15/30	420	424,630
5.20%, 03/15/30	585	592,482
5.70%, 05/20/27	310	315,100
6.75%, 11/17/28	620	658,413
Marex Group PLC
5.83%, 05/08/28	510	515,340
6.40%, 11/04/29	420	430,827
Mastercard Inc.
2.95%, 11/21/26	635	625,328
2.95%, 06/01/29	767	733,956
3.30%, 03/26/27	780	769,505
3.35%, 03/26/30	1,170	1,124,223
3.50%, 02/26/28	465	457,973
4.10%, 01/15/28	480	479,779
4.88%, 03/09/28	645	657,296
Nasdaq Inc.
3.85%, 06/30/26	408	406,502
5.35%, 06/28/28	908	932,433
Nomura Holdings Inc.
1.65%, 07/14/26(a)	1,043	1,015,078
2.17%, 07/14/28	905	844,935
2.33%, 01/22/27	1,010	976,840
2.68%, 07/16/30	450	406,666
2.71%, 01/22/29	295	276,372
3.10%, 01/16/30	1,150	1,070,414
4.90%, 07/01/30	600	600,525
5.39%, 07/06/27	405	410,617
5.59%, 07/02/27	490	499,193
5.61%, 07/06/29	490	505,844
5.71%, 01/09/26	435	436,668
5.84%, 01/18/28	510	524,593
6.07%, 07/12/28	695	722,849
Security	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp.
3.70%, 07/18/27	$175	$172,462
4.65%, 09/10/29(a)	440	441,270
5.00%, 09/13/27(a)	627	633,190
Raymond James Financial Inc., 4.65%, 04/01/30	435	439,336
Synchrony Financial
3.70%, 08/04/26	82	81,165
3.95%, 12/01/27	690	677,036
5.02%, 07/29/29, (1-day SOFR + 2.070%)(b)	45	44,949
5.15%, 03/19/29	435	436,499
Visa Inc.
0.75%, 08/15/27	350	328,330
1.90%, 04/15/27(a)	1,270	1,222,932
2.05%, 04/15/30(a)	1,190	1,078,624
2.75%, 09/15/27	580	564,365
3.15%, 12/14/25	2,300	2,291,136
		87,020,490
Electric — 4.6%
AEP Texas Inc.
3.95%, 06/01/28	375	369,296
5.45%, 05/15/29	365	375,994
Series I, 2.10%, 07/01/30	450	399,780
AES Corp. (The)
1.38%, 01/15/26	632	622,026
5.45%, 06/01/28	890	904,211
Alabama Power Co., 3.75%, 09/01/27	440	435,929
Ameren Corp.
1.95%, 03/15/27	410	394,064
5.00%, 01/15/29	425	431,819
5.70%, 12/01/26	445	451,162
American Electric Power Co. Inc.
5.20%, 01/15/29	805	822,787
5.75%, 11/01/27	395	405,454
Series J, 4.30%, 12/01/28	480	477,779
Avangrid Inc., 3.80%, 06/01/29	620	604,072
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	540	526,172
3.70%, 07/15/30	820	791,757
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	380	384,849
5.20%, 10/01/28	400	410,223
CenterPoint Energy Inc.
1.45%, 06/01/26(a)	445	433,566
5.40%, 06/01/29	505	520,196
Commonwealth Edison Co.
2.55%, 06/15/26	430	423,999
3.70%, 08/15/28	430	422,756
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	350	343,646
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30	425	407,357
Series D, 4.00%, 12/01/28	310	307,882
Constellation Energy Generation LLC, 5.60%, 03/01/28	615	633,739
Consumers Energy Co.
4.60%, 05/30/29	455	458,379
4.70%, 01/15/30	555	561,708
4.90%, 02/15/29(a)	405	412,087
Dominion Energy Inc.
3.90%, 10/01/25	600	599,171
4.25%, 06/01/28	390	388,089

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 05/15/28	$745	$747,707
5.00%, 06/15/30	615	625,278
Series A, 1.45%, 04/15/26	535	524,077
Series C, 3.38%, 04/01/30	1,216	1,154,857
DTE Electric Co.
2.25%, 03/01/30	440	400,841
4.85%, 12/01/26	345	347,934
Series A, 1.90%, 04/01/28	575	541,371
DTE Energy Co.
2.85%, 10/01/26	525	515,290
4.88%, 06/01/28	605	611,197
4.95%, 07/01/27	735	741,867
5.10%, 03/01/29	940	956,477
5.20%, 04/01/30	865	883,687
Duke Energy Carolinas LLC
2.45%, 02/01/30	415	382,227
3.95%, 11/15/28	705	699,056
Duke Energy Corp.
0.90%, 09/15/25	525	522,728
2.45%, 06/01/30	525	475,843
2.65%, 09/01/26	1,600	1,568,105
3.15%, 08/15/27	602	587,921
3.40%, 06/15/29(a)	475	456,076
4.30%, 03/15/28	745	743,680
4.85%, 01/05/27	315	317,016
4.85%, 01/05/29	495	500,539
5.00%, 12/08/25	435	435,960
5.00%, 12/08/27	410	415,487
Duke Energy Florida LLC
1.75%, 06/15/30	395	348,200
2.50%, 12/01/29	620	574,687
3.20%, 01/15/27	460	452,991
3.80%, 07/15/28	432	427,497
Duke Energy Progress LLC
3.25%, 08/15/25	451	450,792
3.45%, 03/15/29	535	519,473
3.70%, 09/01/28	415	407,492
4.35%, 03/06/27	120	120,213
Edison International
4.13%, 03/15/28	420	407,302
5.25%, 11/15/28(a)	475	471,691
5.45%, 06/15/29	395	392,582
5.75%, 06/15/27(a)	505	509,690
6.25%, 03/15/30(a)	435	441,465
6.95%, 11/15/29	485	505,948
Emera U.S. Finance LP, 3.55%, 06/15/26	575	569,185
Entergy Arkansas LLC, 3.50%, 04/01/26	520	517,238
Entergy Corp.
0.90%, 09/15/25	647	644,180
1.90%, 06/15/28	445	416,142
2.80%, 06/15/30	450	414,564
2.95%, 09/01/26	588	577,486
Evergy Inc., 2.90%, 09/15/29	645	604,531
Eversource Energy
2.90%, 03/01/27	547	533,159
4.60%, 07/01/27	480	480,342
5.45%, 03/01/28	985	1,007,043
5.95%, 02/01/29	620	646,217
Series O, 4.25%, 04/01/29	385	380,486
Exelon Corp.
2.75%, 03/15/27	495	481,813
Security	Par (000)	Value
Electric (continued)
3.40%, 04/15/26	$607	$602,788
4.05%, 04/15/30	995	976,051
5.15%, 03/15/28	750	762,787
5.15%, 03/15/29	515	526,945
FirstEnergy Corp.
2.65%, 03/01/30	480	440,326
Series B, 3.90%, 07/15/27	1,160	1,145,661
Florida Power & Light Co.
3.13%, 12/01/25(a)	443	440,756
4.40%, 05/15/28	545	547,059
4.45%, 05/15/26(a)	437	436,955
4.63%, 05/15/30	341	344,145
5.05%, 04/01/28	840	856,806
5.15%, 06/15/29	605	622,817
Fortis Inc./Canada, 3.06%, 10/04/26	595	583,697
Georgia Power Co.
4.55%, 03/15/30	480	482,692
4.65%, 05/16/28	557	561,872
5.00%, 02/23/27(a)	330	333,410
Series B, 2.65%, 09/15/29	490	458,900
Interstate Power & Light Co., 4.10%, 09/26/28	250	247,433
ITC Holdings Corp., 3.35%, 11/15/27	342	332,814
MidAmerican Energy Co., 3.65%, 04/15/29	750	733,212
National Grid PLC, 5.60%, 06/12/28	565	581,315
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	550	534,385
4.12%, 09/16/27	350	348,814
4.45%, 03/13/26	540	540,574
4.75%, 02/07/28	430	433,441
4.80%, 02/05/27	485	488,110
4.80%, 03/15/28	455	460,826
4.85%, 02/07/29	425	431,610
4.95%, 02/07/30	370	377,289
5.15%, 06/15/29(a)	380	390,684
5.45%, 10/30/25	417	417,905
Nevada Power Co., Series CC, 3.70%, 05/01/29	415	404,353
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	830	799,536
1.90%, 06/15/28	1,590	1,485,792
2.25%, 06/01/30	1,505	1,353,706
2.75%, 11/01/29	795	741,470
3.50%, 04/01/29	400	386,431
3.55%, 05/01/27	890	876,367
4.63%, 07/15/27	1,010	1,012,950
4.69%, 09/01/27	415	417,052
4.85%, 02/04/28	450	454,976
4.90%, 02/28/28	1,017	1,027,064
4.90%, 03/15/29	695	704,317
4.95%, 01/29/26	785	787,501
5.00%, 02/28/30(a)	485	494,395
5.05%, 03/15/30	835	850,091
5.75%, 09/01/25	385	385,229
NSTAR Electric Co., 3.20%, 05/15/27	540	529,741
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	435	426,151
4.30%, 05/15/28	455	454,448
4.50%, 03/20/27(c)	395	395,701
4.65%, 11/01/29	475	479,391
Pacific Gas and Electric Co.
2.10%, 08/01/27	775	736,282
2.95%, 03/01/26(a)	489	484,681

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.00%, 06/15/28	$650	$617,780
3.15%, 01/01/26	1,462	1,454,248
3.30%, 12/01/27	870	840,492
3.75%, 07/01/28	684	663,623
4.55%, 07/01/30	2,495	2,447,128
5.55%, 05/15/29	660	672,434
6.10%, 01/15/29	645	667,149
PacifiCorp, 5.10%, 02/15/29	390	396,673
PPL Capital Funding Inc., 3.10%, 05/15/26	595	588,658
Public Service Enterprise Group Inc.
0.80%, 08/15/25	540	539,185
4.90%, 03/15/30	440	445,583
5.20%, 04/01/29	610	625,048
5.85%, 11/15/27	500	515,371
5.88%, 10/15/28	460	478,709
Puget Energy Inc.
2.38%, 06/15/28	410	385,632
4.10%, 06/15/30	455	438,373
San Diego Gas & Electric Co.
2.50%, 05/15/26	425	418,842
4.95%, 08/15/28	490	498,716
Sempra
3.25%, 06/15/27	500	488,439
3.40%, 02/01/28	725	705,354
3.70%, 04/01/29	530	514,140
5.40%, 08/01/26	615	619,046
Southern California Edison Co.
2.25%, 06/01/30	368	324,733
2.85%, 08/01/29	405	375,716
4.40%, 09/06/26	210	209,451
4.88%, 02/01/27	465	465,848
5.15%, 06/01/29	480	484,802
5.25%, 03/15/30	640	645,155
5.30%, 03/01/28	595	601,869
5.35%, 03/01/26(a)	550	551,879
5.65%, 10/01/28	425	434,883
5.85%, 11/01/27	620	633,987
Series A, 4.20%, 03/01/29	385	376,727
Series D, 4.70%, 06/01/27	470	470,349
Southern Co. (The)
3.25%, 07/01/26	1,445	1,429,361
4.85%, 06/15/28	565	572,458
5.15%, 10/06/25	390	390,315
5.50%, 03/15/29	775	803,002
Series A, 3.70%, 04/30/30	820	790,305
Southern Power Co., 4.15%, 12/01/25	403	402,811
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28	490	484,288
Series N, 1.65%, 03/15/26(a)	455	446,958
Tampa Electric Co., 4.90%, 03/01/29	380	385,613
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	320	302,671
Series A, 3.15%, 01/15/26	583	579,700
Series A, 3.50%, 03/15/27	575	568,142
Series A, 3.80%, 04/01/28	455	450,300
Series B, 3.75%, 05/15/27	495	490,199
WEC Energy Group Inc.
1.38%, 10/15/27	355	332,862
2.20%, 12/15/28	410	381,478
4.75%, 01/09/26	775	775,981
5.00%, 09/27/25	605	605,644
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
1.75%, 03/15/27	$385	$368,184
2.60%, 12/01/29	335	309,548
3.35%, 12/01/26	402	395,133
3.40%, 06/01/30	420	398,105
4.00%, 06/15/28(a)	537	531,766
		108,098,129
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	594	571,187
1.80%, 10/15/27	350	332,211
2.00%, 12/21/28(a)	850	790,635
		1,694,033
Electronics — 0.8%
Amphenol Corp.
2.80%, 02/15/30(a)	640	598,590
4.35%, 06/01/29	495	495,995
4.38%, 06/12/28	325	325,744
5.05%, 04/05/27	440	445,088
Arrow Electronics Inc.
3.88%, 01/12/28	415	406,647
5.15%, 08/21/29	370	375,348
Avnet Inc.
4.63%, 04/15/26	300	299,862
6.25%, 03/15/28	355	368,304
Flex Ltd.
3.75%, 02/01/26	672	669,059
4.88%, 06/15/29	555	557,621
4.88%, 05/12/30	450	450,336
Fortive Corp., 3.15%, 06/15/26(a)	900	889,247
Honeywell International Inc.
1.10%, 03/01/27	825	784,389
1.95%, 06/01/30	690	615,356
2.50%, 11/01/26	1,295	1,266,126
2.70%, 08/15/29	575	541,083
4.25%, 01/15/29	690	689,119
4.65%, 07/30/27	685	689,679
4.70%, 02/01/30	805	813,845
4.88%, 09/01/29	405	413,378
4.95%, 02/15/28	335	340,816
Jabil Inc.
1.70%, 04/15/26	522	511,505
3.60%, 01/15/30	405	385,402
3.95%, 01/12/28	275	271,234
4.25%, 05/15/27	430	427,553
Keysight Technologies Inc.
3.00%, 10/30/29(a)	347	325,384
4.60%, 04/06/27	606	606,958
5.35%, 07/30/30	585	601,934
TD SYNNEX Corp.
1.75%, 08/09/26	615	597,079
2.38%, 08/09/28	480	449,057
Trimble Inc., 4.90%, 06/15/28	485	489,936
Tyco Electronics Group SA, 4.50%, 02/13/26(a)	215	215,090
Vontier Corp.
1.80%, 04/01/26	475	466,297
2.40%, 04/01/28	377	354,341
		17,737,402
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	365	381,851

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
MasTec Inc., 5.90%, 06/15/29	$390	$402,782
		784,633
Environmental Control — 0.4%
Republic Services Inc.
2.30%, 03/01/30	435	396,806
2.90%, 07/01/26	540	533,152
3.38%, 11/15/27	345	338,163
3.95%, 05/15/28	650	645,063
4.75%, 07/15/30(a)	50	50,758
4.88%, 04/01/29	685	697,852
Veralto Corp.
5.35%, 09/18/28	590	605,197
5.50%, 09/18/26	680	686,346
Waste Connections Inc.
2.60%, 02/01/30(a)	480	444,864
3.50%, 05/01/29	430	419,737
4.25%, 12/01/28	440	439,498
Waste Management Inc.
0.75%, 11/15/25	498	492,978
1.15%, 03/15/28(a)	439	406,525
3.15%, 11/15/27	535	522,263
4.50%, 03/15/28	805	810,041
4.63%, 02/15/30	580	585,616
4.65%, 03/15/30	570	575,511
4.88%, 02/15/29(a)	665	678,131
4.95%, 07/03/27	560	567,593
		9,896,094
Food — 1.4%
Conagra Brands Inc.
1.38%, 11/01/27	800	743,462
4.60%, 11/01/25	817	817,094
4.85%, 11/01/28(a)	1,045	1,049,073
5.00%, 08/01/30	375	375,491
5.30%, 10/01/26	430	432,871
General Mills Inc.
2.88%, 04/15/30	545	505,278
3.20%, 02/10/27	120	117,878
4.20%, 04/17/28	1,105	1,099,931
4.70%, 01/30/27	945	947,747
4.88%, 01/30/30	625	632,647
5.50%, 10/17/28(a)	455	469,289
Hershey Co. (The)
2.30%, 08/15/26(a)	210	205,711
4.75%, 02/24/30	395	400,743
Hormel Foods Corp.
1.70%, 06/03/28(a)	605	564,223
1.80%, 06/11/30	795	704,639
4.80%, 03/30/27	490	493,492
Ingredion Inc.
2.90%, 06/01/30	465	429,368
3.20%, 10/01/26(a)	225	221,325
J.M. Smucker Co. (The)
2.38%, 03/15/30	345	314,039
3.38%, 12/15/27	370	362,343
5.90%, 11/15/28(a)	655	684,728
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27(a)	80	77,331
3.00%, 02/02/29(a)	520	492,968
Security	Par (000)	Value
Food (continued)
Kellanova
2.10%, 06/01/30	$265	$237,006
3.25%, 04/01/26	705	699,835
3.40%, 11/15/27	195	190,999
4.30%, 05/15/28	540	541,160
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,580	1,559,751
3.75%, 04/01/30	580	552,813
3.88%, 05/15/27	1,130	1,116,560
Kroger Co. (The)
2.20%, 05/01/30	210	189,220
2.65%, 10/15/26	675	660,784
3.50%, 02/01/26(a)	460	457,247
3.70%, 08/01/27	315	311,129
4.50%, 01/15/29	475	477,411
McCormick & Co. Inc./MD
0.90%, 02/15/26	491	481,943
2.50%, 04/15/30	400	365,349
3.40%, 08/15/27	550	539,690
Mondelez International Inc.
2.63%, 03/17/27	680	661,098
2.75%, 04/13/30	510	471,649
4.25%, 05/06/28	325	324,005
4.50%, 05/06/30	410	408,684
4.75%, 02/20/29	455	461,568
Sysco Corp.
2.40%, 02/15/30	370	337,577
3.25%, 07/15/27	615	601,807
3.30%, 07/15/26	860	851,144
3.75%, 10/01/25	618	616,751
5.75%, 01/17/29	440	457,394
5.95%, 04/01/30	835	880,361
The Campbell's Co.
2.38%, 04/24/30	287	259,293
4.15%, 03/15/28	780	774,610
5.20%, 03/19/27	430	434,868
5.20%, 03/21/29	500	509,488
Tyson Foods Inc.
3.55%, 06/02/27	1,062	1,043,477
4.00%, 03/01/26	655	652,991
4.35%, 03/01/29(a)	777	770,789
5.40%, 03/15/29	522	535,904
Walmart Inc., 3.90%, 09/09/25	1,305	1,304,697
		32,880,723
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	505	569,982
Gas — 0.4%
Atmos Energy Corp.
2.63%, 09/15/29	470	439,080
3.00%, 06/15/27	190	185,817
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	608	621,242
National Fuel Gas Co., 5.50%, 03/15/30	435	446,123
NiSource Inc.
0.95%, 08/15/25	785	783,865
2.95%, 09/01/29	625	589,301
3.49%, 05/15/27	720	707,825
3.60%, 05/01/30	795	761,934
5.20%, 07/01/29	490	501,655
5.25%, 03/30/28	715	729,460

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
ONE Gas Inc., 5.10%, 04/01/29	$410	$419,501
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	555	535,804
Southern California Gas Co.
2.95%, 04/15/27	565	552,112
Series TT, 2.60%, 06/15/26	435	428,380
Series XX, 2.55%, 02/01/30	420	385,780
		8,087,879
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
2.30%, 03/15/30	610	545,375
3.40%, 03/01/26	530	526,753
4.25%, 11/15/28	485	481,756
		1,553,884
Health Care - Products — 1.2%
Abbott Laboratories
1.15%, 01/30/28	450	419,660
1.40%, 06/30/30(a)	500	437,658
3.75%, 11/30/26	1,445	1,436,525
Agilent Technologies Inc.
2.10%, 06/04/30	445	397,245
2.75%, 09/15/29	337	314,888
4.20%, 09/09/27	390	388,083
Baxter International Inc.
1.92%, 02/01/27	1,145	1,101,616
2.27%, 12/01/28	1,030	956,683
2.60%, 08/15/26(a)	610	598,080
3.95%, 04/01/30	369	358,741
Boston Scientific Corp., 2.65%, 06/01/30	935	862,216
DH Europe Finance II SARL, 2.60%, 11/15/29	655	609,756
GE HealthCare Technologies Inc.
4.80%, 08/14/29	840	849,637
5.60%, 11/15/25(a)	1,195	1,197,023
5.65%, 11/15/27	1,355	1,389,013
5.86%, 03/15/30	925	973,452
Medtronic Global Holdings SCA, 4.25%, 03/30/28	837	837,170
Revvity Inc.
1.90%, 09/15/28	440	405,426
3.30%, 09/15/29	675	638,098
Solventum Corp.
5.40%, 03/01/29	1,250	1,285,860
5.45%, 02/25/27	645	655,056
Stryker Corp.
1.95%, 06/15/30	840	747,400
3.38%, 11/01/25	625	624,015
3.50%, 03/15/26(a)	890	885,640
3.65%, 03/07/28	495	487,478
4.25%, 09/11/29	640	636,346
4.55%, 02/10/27	445	446,898
4.70%, 02/10/28	540	544,167
4.85%, 12/08/28	515	523,620
4.85%, 02/10/30(a)	565	574,024
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	450	416,386
2.60%, 10/01/29	700	655,656
4.80%, 11/21/27(a)	485	490,814
4.95%, 08/10/26	540	542,900
5.00%, 12/05/26	1,065	1,074,069
5.00%, 01/31/29(a)	920	941,412
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	564	560,015
Security	Par (000)	Value
Health Care - Products (continued)
4.70%, 02/19/27	$370	$371,363
5.05%, 02/19/30	405	412,933
5.35%, 12/01/28	365	375,087
		27,422,109
Health Care - Services — 2.5%
Ascension Health, Series B, 2.53%, 11/15/29	740	686,191
Centene Corp.
2.45%, 07/15/28	1,730	1,578,199
3.38%, 02/15/30	1,510	1,358,246
4.25%, 12/15/27	2,005	1,945,880
4.63%, 12/15/29	2,695	2,569,988
Cigna Group (The)
1.25%, 03/15/26	482	472,366
2.40%, 03/15/30	1,085	988,162
3.05%, 10/15/27	415	403,333
3.40%, 03/01/27	1,145	1,126,844
4.13%, 11/15/25	55	54,950
4.38%, 10/15/28	3,005	2,995,566
4.50%, 02/25/26	741	740,430
5.00%, 05/15/29	805	819,441
CommonSpirit Health
3.35%, 10/01/29	600	571,943
6.07%, 11/01/27(a)	200	206,396
Elevance Health Inc.
1.50%, 03/15/26	665	653,491
2.25%, 05/15/30	905	813,631
2.88%, 09/15/29	635	594,227
3.65%, 12/01/27	1,260	1,239,722
4.10%, 03/01/28	1,005	996,930
4.75%, 02/15/30	605	607,624
4.90%, 02/08/26(a)	470	471,140
5.15%, 06/15/29	485	494,631
HCA Inc.
3.13%, 03/15/27	781	763,814
3.38%, 03/15/29	455	436,028
4.13%, 06/15/29	1,595	1,562,681
4.50%, 02/15/27	1,007	1,005,085
5.00%, 03/01/28	275	278,124
5.20%, 06/01/28	790	803,694
5.25%, 06/15/26	1,167	1,168,573
5.25%, 03/01/30	580	592,599
5.38%, 09/01/26	830	833,511
5.63%, 09/01/28(a)	1,415	1,450,827
5.88%, 02/15/26	1,120	1,128,376
5.88%, 02/01/29	725	749,574
Humana Inc.
1.35%, 02/03/27	557	531,482
3.13%, 08/15/29	300	281,824
3.70%, 03/23/29	525	507,975
3.95%, 03/15/27	275	272,788
4.88%, 04/01/30	350	351,514
5.75%, 03/01/28	295	303,040
5.75%, 12/01/28	355	367,643
ICON Investments Six DAC
5.81%, 05/08/27	335	340,839
5.85%, 05/08/29	625	647,644
IQVIA Inc.
5.70%, 05/15/28	587	601,418
6.25%, 02/01/29	1,025	1,071,200
Kaiser Foundation Hospitals, 3.15%, 05/01/27	375	367,447

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26(a)	$410	$400,385
2.95%, 12/01/29	605	566,469
3.60%, 09/01/27	410	403,852
4.35%, 04/01/30	435	430,207
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	515	474,892
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	590	548,263
3.45%, 06/01/26	495	491,319
4.20%, 06/30/29	370	367,062
4.63%, 12/15/29	500	502,381
UnitedHealth Group Inc.
3.70%, 05/15/27	515	509,547
1.15%, 05/15/26(a)	852	829,733
1.25%, 01/15/26	441	435,060
2.00%, 05/15/30	970	863,987
2.88%, 08/15/29	795	747,291
2.95%, 10/15/27	780	756,960
3.10%, 03/15/26(a)	844	836,176
3.38%, 04/15/27(a)	565	555,705
3.45%, 01/15/27(a)	615	607,245
3.85%, 06/15/28	904	891,479
3.88%, 12/15/28	715	701,068
4.00%, 05/15/29	747	735,130
4.25%, 01/15/29	1,046	1,039,322
4.40%, 06/15/28	265	265,035
4.60%, 04/15/27	405	406,342
4.75%, 07/15/26	615	617,099
4.80%, 01/15/30	1,009	1,019,742
5.15%, 10/15/25	630	630,553
5.25%, 02/15/28(a)	810	827,747
5.30%, 02/15/30	940	966,807
Universal Health Services Inc.
1.65%, 09/01/26	585	565,324
4.63%, 10/15/29	390	384,386
		58,183,599
Holding Companies - Diversified — 1.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	785	819,725
Ares Capital Corp.
2.15%, 07/15/26	980	956,806
2.88%, 06/15/27(a)	365	353,152
2.88%, 06/15/28	980	925,922
3.88%, 01/15/26	1,067	1,062,429
5.88%, 03/01/29	765	780,138
5.95%, 07/15/29(a)	655	671,166
7.00%, 01/15/27	785	807,899
Ares Strategic Income Fund
5.45%, 09/09/28(c)	560	556,723
5.60%, 02/15/30(a)	560	558,577
5.70%, 03/15/28	720	723,530
6.35%, 08/15/29	495	506,839
Blackstone Private Credit Fund
2.63%, 12/15/26	685	662,704
3.25%, 03/15/27	700	681,181
4.00%, 01/15/29	490	472,851
5.95%, 07/16/29	395	402,673
7.30%, 11/27/28	415	440,897
Blackstone Secured Lending Fund
2.13%, 02/15/27	520	497,485
2.75%, 09/16/26(a)	655	639,713
Security	Par (000)	Value
Holding Companies - Diversified (continued)
2.85%, 09/30/28(a)	$475	$444,495
3.63%, 01/15/26	775	771,539
5.30%, 06/30/30(a)	395	393,054
5.35%, 04/13/28(a)	550	554,718
Blue Owl Capital Corp.
2.63%, 01/15/27	330	318,020
2.88%, 06/11/28	660	615,456
3.40%, 07/15/26	787	775,707
4.25%, 01/15/26	532	531,140
5.95%, 03/15/29	785	786,795
6.20%, 07/15/30(a)	350	352,873
Blue Owl Credit Income Corp.
5.80%, 03/15/30	805	805,576
5.90%, 05/23/28(c)	50	50,358
6.60%, 09/15/29(a)	740	760,765
7.75%, 09/16/27	600	626,830
7.75%, 01/15/29	440	467,622
7.95%, 06/13/28	540	571,339
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(c)	455	457,558
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	575	589,204
FS KKR Capital Corp.
3.13%, 10/12/28	530	488,609
3.25%, 07/15/27	305	292,833
3.40%, 01/15/26(a)	929	923,533
6.13%, 01/15/30(a)	520	521,828
6.88%, 08/15/29	500	515,873
Golub Capital BDC Inc.
2.50%, 08/24/26	547	532,104
6.00%, 07/15/29	535	543,466
Golub Capital Private Credit Fund
5.45%, 08/15/28	375	373,444
5.80%, 09/12/29	400	401,135
5.88%, 05/01/30	395	396,448
Sixth Street Lending Partners
5.75%, 01/15/30	455	456,122
6.13%, 07/15/30(c)	575	585,409
6.50%, 03/11/29	565	581,876
		29,006,139
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	510	490,784
1.40%, 10/15/27	280	262,755
2.60%, 10/15/25	388	386,395
Lennar Corp.
4.75%, 11/29/27	710	711,785
5.20%, 07/30/30	605	616,093
		2,467,812
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	345	334,119
4.40%, 03/15/29(a)	410	400,403
		734,522
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	360	330,051
4.88%, 12/06/28	440	444,334
Clorox Co. (The)
1.80%, 05/15/30	368	325,162

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
3.90%, 05/15/28	$400	$395,887
4.40%, 05/01/29	375	375,080
Kimberly-Clark Corp.
1.05%, 09/15/27	155	145,778
3.10%, 03/26/30	607	575,651
3.20%, 04/25/29	475	458,918
3.95%, 11/01/28(a)	440	437,017
		3,487,878
Insurance — 1.8%
Aflac Inc., 3.60%, 04/01/30	820	792,887
Alleghany Corp., 3.63%, 05/15/30	455	439,555
Allstate Corp. (The)
0.75%, 12/15/25	552	544,441
3.28%, 12/15/26	450	442,794
5.05%, 06/24/29	360	367,869
American International Group Inc., 4.85%, 05/07/30(a)	560	566,876
American National Group Inc.
5.00%, 06/15/27	445	446,347
5.75%, 10/01/29	485	494,955
Aon Corp.
2.80%, 05/15/30	822	762,215
3.75%, 05/02/29	612	597,074
8.21%, 01/01/27	235	244,825
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	730	710,750
Aon Global Ltd., 3.88%, 12/15/25	785	782,997
Aon North America Inc.
5.13%, 03/01/27	585	590,702
5.15%, 03/01/29	810	827,414
Arch Capital Finance LLC, 4.01%, 12/15/26	577	573,612
Arthur J Gallagher & Co.
4.60%, 12/15/27	490	491,590
4.85%, 12/15/29	535	539,833
Athene Holding Ltd.
4.13%, 01/12/28	825	817,260
6.15%, 04/03/30	375	397,005
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(a)	473	427,029
2.30%, 03/15/27	630	612,937
Berkshire Hathaway Inc., 3.13%, 03/15/26	2,126	2,112,601
Brighthouse Financial Inc.
3.70%, 06/22/27(a)	485	473,247
5.63%, 05/15/30(a)	470	471,112
Brown & Brown Inc.
4.70%, 06/23/28	405	406,137
4.90%, 06/23/30	625	627,456
Chubb INA Holdings LLC
3.35%, 05/03/26	1,190	1,179,826
4.65%, 08/15/29	490	496,303
CNA Financial Corp.
3.45%, 08/15/27	410	402,213
3.90%, 05/01/29	315	307,437
4.50%, 03/01/26	540	540,269
CNO Financial Group Inc., 5.25%, 05/30/29	430	433,406
Corebridge Financial Inc.
3.65%, 04/05/27	1,099	1,082,992
3.85%, 04/05/29	770	752,251
Enstar Group Ltd., 4.95%, 06/01/29(a)	450	451,582
Equitable Holdings Inc., 4.35%, 04/20/28	1,225	1,219,002
Security	Par (000)	Value
Insurance (continued)
F&G Annuities & Life Inc.
6.50%, 06/04/29	$450	$463,709
7.40%, 01/13/28	420	439,435
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	475	470,449
4.85%, 04/17/28	375	377,199
Fidelity National Financial Inc., 3.40%, 06/15/30(a)	475	443,864
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	485	454,983
Lincoln National Corp., 3.80%, 03/01/28	345	338,157
Loews Corp.
3.20%, 05/15/30	455	429,753
3.75%, 04/01/26(a)	560	558,103
Manulife Financial Corp.
2.48%, 05/19/27	545	526,992
4.15%, 03/04/26	995	993,920
Marsh & McLennan Companies Inc.
3.75%, 03/14/26(a)	528	526,525
4.38%, 03/15/29	1,250	1,251,920
4.55%, 11/08/27	735	739,377
4.65%, 03/15/30	805	811,744
MetLife Inc.
3.60%, 11/13/25	279	278,479
4.55%, 03/23/30(a)	820	826,679
Old Republic International Corp., 3.88%, 08/26/26	414	410,655
Principal Financial Group Inc.
2.13%, 06/15/30	460	410,985
3.70%, 05/15/29	380	369,860
Progressive Corp. (The)
2.45%, 01/15/27	440	428,490
2.50%, 03/15/27	530	515,226
3.20%, 03/26/30	375	356,856
4.00%, 03/01/29	370	366,735
Prudential Financial Inc.
1.50%, 03/10/26(a)	395	387,972
2.10%, 03/10/30(a)	355	322,328
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	822	776,226
Reinsurance Group of America Inc.
3.15%, 06/15/30(a)	495	462,540
3.90%, 05/15/29	490	481,200
Trinity Acquisition PLC, 4.40%, 03/15/26	475	474,257
Willis North America Inc.
2.95%, 09/15/29	610	572,268
4.50%, 09/15/28	415	415,703
4.65%, 06/15/27	745	749,053
		40,858,443
Internet — 1.7%
Alphabet Inc.
0.45%, 08/15/25	619	618,102
0.80%, 08/15/27	770	722,455
2.00%, 08/15/26	1,615	1,579,339
4.00%, 05/15/30	750	747,847
Amazon.com Inc.
1.00%, 05/12/26	2,380	2,325,672
1.20%, 06/03/27	1,160	1,099,738
1.50%, 06/03/30	1,635	1,442,440
1.65%, 05/12/28	1,770	1,658,182
3.15%, 08/22/27	2,741	2,686,840
3.30%, 04/13/27	1,710	1,686,185
3.45%, 04/13/29	1,195	1,167,692
4.55%, 12/01/27	1,554	1,567,751

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.60%, 12/01/25	$925	$926,013
4.65%, 12/01/29	1,175	1,195,396
5.20%, 12/03/25(a)	732	732,749
Booking Holdings Inc.
3.55%, 03/15/28	335	328,592
3.60%, 06/01/26(a)	987	980,260
4.63%, 04/13/30	1,135	1,145,089
eBay Inc.
1.40%, 05/10/26	765	748,631
2.70%, 03/11/30	695	642,012
3.60%, 06/05/27	647	638,337
Expedia Group Inc.
3.25%, 02/15/30	980	923,463
3.80%, 02/15/28(a)	785	771,230
4.63%, 08/01/27	530	530,577
5.00%, 02/15/26	607	607,729
Meta Platforms Inc.
3.50%, 08/15/27	2,275	2,246,387
4.30%, 08/15/29	755	758,482
4.60%, 05/15/28	1,170	1,185,296
4.80%, 05/15/30	855	875,362
Netflix Inc.
4.38%, 11/15/26(a)	950	952,680
4.88%, 04/15/28	1,340	1,360,243
5.88%, 11/15/28	1,490	1,563,149
6.38%, 05/15/29	605	648,375
Uber Technologies Inc., 4.30%, 01/15/30	945	936,577
VeriSign Inc., 4.75%, 07/15/27	340	339,711
		38,338,583
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	370	365,465
6.55%, 11/29/27	970	1,007,862
Nucor Corp.
2.70%, 06/01/30	380	349,628
3.95%, 05/01/28	85	84,223
4.30%, 05/23/27	490	489,786
4.65%, 06/01/30(a)	395	397,112
Steel Dynamics Inc., 3.45%, 04/15/30	475	450,424
		3,144,500
Lodging — 0.5%
Hyatt Hotels Corp.
5.05%, 03/30/28	280	282,697
5.25%, 06/30/29	415	422,266
5.75%, 01/30/27	80	81,340
Las Vegas Sands Corp.
3.50%, 08/18/26	795	783,224
3.90%, 08/08/29	603	575,564
5.63%, 06/15/28	780	792,633
5.90%, 06/01/27	595	604,982
6.00%, 08/15/29	415	426,448
6.00%, 06/14/30	350	359,716
Marriott International Inc./MD
4.80%, 03/15/30	375	377,207
4.88%, 05/15/29	440	444,849
4.90%, 04/15/29	615	623,063
5.00%, 10/15/27	760	769,008
5.55%, 10/15/28	540	557,460
Series FF, 4.63%, 06/15/30	777	776,496
Series R, 3.13%, 06/15/26(a)	630	622,224
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd.
2.30%, 03/08/27	$530	$510,675
2.85%, 03/08/29	542	501,801
3.80%, 01/08/26(a)	605	602,475
4.38%, 06/18/30	440	424,320
5.40%, 08/08/28	1,555	1,573,807
		12,112,255
Machinery — 2.0%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	706	699,315
0.90%, 03/02/26	683	670,208
1.10%, 09/14/27	645	605,560
1.15%, 09/14/26(a)	473	457,161
1.70%, 01/08/27	465	448,759
3.60%, 08/12/27(a)	740	730,464
3.65%, 08/12/25	660	659,887
4.35%, 05/15/26	1,390	1,389,563
4.38%, 08/16/29(a)	460	461,966
4.40%, 10/15/27	495	497,226
4.45%, 10/16/26	420	420,964
4.50%, 01/08/27	340	341,022
4.60%, 11/15/27	535	539,730
4.70%, 11/15/29	687	696,971
4.80%, 01/06/26	765	766,959
4.85%, 02/27/29	465	474,049
5.00%, 05/14/27	615	623,304
5.05%, 02/27/26	730	732,322
5.15%, 08/11/25	555	555,148
Caterpillar Inc.
2.60%, 09/19/29	380	356,392
2.60%, 04/09/30	610	565,799
CNH Industrial Capital LLC
1.45%, 07/15/26	610	592,388
1.88%, 01/15/26(a)	440	434,855
4.50%, 10/08/27	450	449,492
4.55%, 04/10/28	460	460,707
4.75%, 03/21/28	250	251,075
5.10%, 04/20/29	400	406,809
5.50%, 01/12/29(a)	425	437,485
Deere & Co.
3.10%, 04/15/30	545	516,223
5.38%, 10/16/29	390	406,329
Eaton Capital ULC, 4.45%, 05/09/30	400	399,546
IDEX Corp.
3.00%, 05/01/30	450	418,036
4.95%, 09/01/29	425	430,089
Ingersoll Rand Inc.
5.18%, 06/15/29	620	634,877
5.20%, 06/15/27	550	557,155
5.40%, 08/14/28(a)	395	405,194
John Deere Capital Corp.
0.70%, 01/15/26(a)	760	748,371
1.05%, 06/17/26(a)	645	627,981
1.50%, 03/06/28	380	354,725
1.70%, 01/11/27	450	434,074
1.75%, 03/09/27	450	432,818
2.35%, 03/08/27	440	427,211
2.45%, 01/09/30	459	424,258
2.65%, 06/10/26(a)	410	404,740
2.80%, 09/08/27	88	85,547
2.80%, 07/18/29(a)	430	406,571

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.35%, 04/18/29	$400	$387,503
3.45%, 03/07/29	510	496,691
4.15%, 09/15/27(a)	835	833,905
4.20%, 07/15/27	540	540,522
4.38%, 10/15/30	375	373,155
4.50%, 01/08/27(a)	535	536,962
4.50%, 01/16/29	842	847,481
4.65%, 01/07/28	305	307,954
4.70%, 06/10/30(a)	785	795,394
4.75%, 06/08/26	525	526,857
4.75%, 01/20/28(a)	980	992,215
4.80%, 01/09/26	910	912,637
4.85%, 03/05/27	450	454,496
4.85%, 06/11/29	620	632,302
4.90%, 06/11/27	595	602,775
4.90%, 03/03/28	632	642,943
4.95%, 07/14/28(a)	1,250	1,277,431
5.05%, 03/03/26	465	467,369
5.15%, 09/08/26	460	464,271
Series I, 4.25%, 06/05/28	550	550,830
Series I, 4.55%, 06/05/30	665	668,182
Nordson Corp., 4.50%, 12/15/29	470	467,525
nVent Finance SARL, 4.55%, 04/15/28(a)	385	382,377
Otis Worldwide Corp.
2.29%, 04/05/27	305	294,710
2.57%, 02/15/30	1,140	1,048,599
5.25%, 08/16/28	595	609,054
Regal Rexnord Corp.
6.05%, 02/15/26	1,045	1,051,436
6.05%, 04/15/28	960	988,782
6.30%, 02/15/30	845	883,534
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	735	724,654
4.70%, 09/15/28	1,025	1,030,070
4.90%, 05/29/30	375	379,431
Xylem Inc./New York
1.95%, 01/30/28	385	364,138
3.25%, 11/01/26	565	555,527
		45,931,037
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26	445	434,019
2.38%, 08/26/29(a)	775	716,927
2.88%, 10/15/27	595	577,721
3.00%, 08/07/25	380	379,858
3.05%, 04/15/30	480	451,055
3.38%, 03/01/29	635	613,895
3.63%, 09/14/28	555	544,022
4.80%, 03/15/30	450	455,115
Carlisle Companies Inc.
2.75%, 03/01/30	625	576,984
3.75%, 12/01/27	175	172,110
Eaton Corp.
3.10%, 09/15/27	265	259,108
4.35%, 05/18/28	495	496,509
Illinois Tool Works Inc., 2.65%, 11/15/26	952	934,722
Parker-Hannifin Corp.
3.25%, 03/01/27	555	545,572
3.25%, 06/14/29	745	714,952
4.25%, 09/15/27	950	948,849
4.50%, 09/15/29	790	794,118
Security	Par (000)	Value
Manufacturing (continued)
Teledyne Technologies Inc., 2.25%, 04/01/28	$550	$521,060
Textron Inc., 3.00%, 06/01/30	425	394,098
		10,530,694
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	935	858,244
3.75%, 02/15/28	842	822,818
4.20%, 03/15/28	1,032	1,020,365
5.05%, 03/30/29	975	979,982
6.10%, 06/01/29	1,095	1,143,281
6.15%, 11/10/26	1,195	1,212,282
Comcast Corp.
2.35%, 01/15/27	1,169	1,135,442
2.65%, 02/01/30	1,245	1,152,420
3.15%, 03/01/26	1,855	1,840,086
3.15%, 02/15/28	1,415	1,376,091
3.30%, 02/01/27	1,028	1,012,402
3.30%, 04/01/27	705	693,307
3.40%, 04/01/30	1,375	1,315,054
3.55%, 05/01/28	412	403,478
3.95%, 10/15/25	1,420	1,418,084
4.15%, 10/15/28	3,340	3,319,672
4.55%, 01/15/29	740	745,204
5.10%, 06/01/29	717	735,850
5.35%, 11/15/27	710	725,704
FactSet Research Systems Inc., 2.90%, 03/01/27	370	361,305
Fox Corp.
3.50%, 04/08/30	495	473,284
4.71%, 01/25/29	1,530	1,537,657
Paramount Global
2.90%, 01/15/27	471	458,310
3.38%, 02/15/28	170	164,396
3.70%, 06/01/28	305	295,601
4.20%, 06/01/29	280	272,384
7.88%, 07/30/30	130	144,768
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	981	958,161
2.95%, 06/15/27	860	842,628
3.00%, 02/13/26	974	966,215
3.15%, 09/17/25	795	793,848
Walt Disney Co. (The)
1.75%, 01/13/26(a)	1,308	1,292,372
2.00%, 09/01/29	1,590	1,454,917
2.20%, 01/13/28	590	563,697
3.70%, 10/15/25	626	625,280
3.70%, 03/23/27	695	690,357
3.80%, 03/22/30	965	944,489
		34,749,435
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	842	851,330
4.88%, 02/27/26	800	802,955
5.00%, 02/21/30	770	788,209
5.10%, 09/08/28	575	588,049
5.25%, 09/08/26	720	726,592
Kinross Gold Corp., 4.50%, 07/15/27	380	379,877
Newmont Corp., 2.80%, 10/01/29	540	508,441
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	465	441,408

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	$550	$592,699
Rio Tinto Finance USA PLC
4.38%, 03/12/27	340	340,906
4.50%, 03/14/28	560	562,087
4.88%, 03/14/30	1,349	1,368,943
		7,951,496
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	790	769,091
3.25%, 02/15/29	555	526,217
3.28%, 12/01/28	442	422,126
4.25%, 04/01/28	465	460,435
5.10%, 03/01/30	450	452,536
		2,630,405
Oil & Gas — 2.7%
BP Capital Markets America Inc.
3.02%, 01/16/27	738	725,016
3.12%, 05/04/26	922	913,970
3.41%, 02/11/26	920	916,001
3.54%, 04/06/27	440	434,602
3.59%, 04/14/27	540	534,010
3.63%, 04/06/30(a)	995	963,060
3.80%, 09/21/25	750	749,355
3.94%, 09/21/28	840	830,521
4.23%, 11/06/28	1,550	1,545,090
4.70%, 04/10/29	1,030	1,041,418
4.87%, 11/25/29	492	501,334
4.97%, 10/17/29	635	647,986
5.02%, 11/17/27	800	811,882
BP Capital Markets PLC
3.28%, 09/19/27	1,117	1,095,108
3.72%, 11/28/28	580	568,676
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	246	225,795
3.85%, 06/01/27	1,020	1,007,642
5.00%, 12/15/29(c)	625	628,911
Chevron Corp.
2.00%, 05/11/27	1,045	1,007,964
2.24%, 05/11/30	1,220	1,109,976
2.95%, 05/16/26	1,884	1,864,084
3.33%, 11/17/25	864	861,694
Chevron USA Inc.
0.69%, 08/12/25	583	582,368
1.02%, 08/12/27	505	475,306
3.85%, 01/15/28	295	293,571
4.41%, 02/26/27	225	226,029
4.48%, 02/26/28	735	739,594
4.69%, 04/15/30	980	993,363
ConocoPhillips Co.
4.70%, 01/15/30	1,045	1,057,896
6.95%, 04/15/29	580	632,391
Continental Resources Inc./OK, 4.38%, 01/15/28	805	792,532
Coterra Energy Inc., 3.90%, 05/15/27	115	113,626
Devon Energy Corp., 4.50%, 01/15/30	505	500,307
Diamondback Energy Inc.
3.25%, 12/01/26	675	664,337
3.50%, 12/01/29	910	868,046
5.15%, 01/30/30	670	682,333
5.20%, 04/18/27	717	724,537
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc.
4.15%, 01/15/26	$825	$823,410
4.38%, 04/15/30	560	557,627
4.40%, 07/15/28	655	656,439
EQT Corp.
3.90%, 10/01/27	635	626,277
4.50%, 01/15/29(c)	45	44,436
5.70%, 04/01/28	395	406,493
6.38%, 04/01/29(c)	165	169,964
7.00%, 02/01/30	542	585,184
Equinor ASA
1.75%, 01/22/26	305	301,421
2.38%, 05/22/30	550	503,406
3.00%, 04/06/27(a)	290	284,546
3.13%, 04/06/30	1,000	947,726
3.63%, 09/10/28	725	711,636
4.25%, 06/02/28	235	235,073
Expand Energy Corp.
5.38%, 02/01/29	310	310,443
5.38%, 03/15/30	1,045	1,046,061
Exxon Mobil Corp.
2.28%, 08/16/26	820	804,733
2.44%, 08/16/29	940	883,407
3.04%, 03/01/26	1,925	1,912,957
3.29%, 03/19/27	855	844,988
3.48%, 03/19/30	1,590	1,537,605
Hess Corp., 4.30%, 04/01/27	807	806,448
Marathon Petroleum Corp.
5.13%, 12/15/26	680	684,314
5.15%, 03/01/30	905	921,256
Occidental Petroleum Corp.
5.00%, 08/01/27	477	480,265
5.20%, 08/01/29	910	912,420
6.38%, 09/01/28	460	476,827
8.88%, 07/15/30	710	809,208
Ovintiv Inc., 5.65%, 05/15/28	535	548,520
Phillips 66
1.30%, 02/15/26(a)	590	579,385
3.90%, 03/15/28	645	636,691
Phillips 66 Co.
3.15%, 12/15/29	435	411,533
4.95%, 12/01/27	595	601,293
Pioneer Natural Resources Co.
1.13%, 01/15/26	735	723,615
5.10%, 03/29/26	415	417,152
Shell Finance U.S. Inc.
2.38%, 11/07/29	840	776,237
2.75%, 04/06/30	1,070	998,182
Shell International Finance BV
2.50%, 09/12/26	930	912,901
2.88%, 05/10/26	1,610	1,591,486
3.88%, 11/13/28	1,215	1,204,540
TotalEnergies Capital International SA
2.83%, 01/10/30	765	722,853
3.46%, 02/19/29	1,005	980,979
TotalEnergies Capital SA, 3.88%, 10/11/28	800	793,115
Valero Energy Corp.
2.15%, 09/15/27	460	438,201
4.35%, 06/01/28	455	453,811
5.15%, 02/15/30	485	493,913
Viper Energy Partners LLC, 4.90%, 08/01/30	155	154,796

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Woodside Finance Ltd.
4.90%, 05/19/28	$390	$391,518
5.40%, 05/19/30	940	952,601
		62,398,223
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	595	576,123
3.14%, 11/07/29	435	415,468
3.34%, 12/15/27	1,080	1,054,397
4.49%, 05/01/30	445	445,171
Halliburton Co., 2.92%, 03/01/30(a)	776	721,036
NOV Inc., 3.60%, 12/01/29(a)	455	436,352
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	415	413,148
		4,061,695
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26	570	566,001
Amcor Flexibles North America Inc.
2.63%, 06/19/30	375	340,741
4.80%, 03/17/28(c)	460	462,456
5.10%, 03/17/30(c)	600	608,549
Amcor Group Finance PLC, 5.45%, 05/23/29	385	396,089
Berry Global Inc.
1.57%, 01/15/26	1,270	1,250,878
5.50%, 04/15/28	375	384,029
Packaging Corp. of America
3.00%, 12/15/29	385	362,629
3.40%, 12/15/27	130	126,815
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	830	850,734
Sonoco Products Co.
3.13%, 05/01/30	425	395,273
4.45%, 09/01/26	200	199,570
4.60%, 09/01/29	470	467,775
WRKCo Inc.
3.38%, 09/15/27	130	127,219
3.90%, 06/01/28	360	354,608
4.00%, 03/15/28	620	612,622
4.90%, 03/15/29	600	607,914
		8,113,902
Pharmaceuticals — 4.8%
AbbVie Inc.
2.95%, 11/21/26(a)	3,145	3,089,881
3.20%, 05/14/26	1,655	1,638,883
3.20%, 11/21/29	4,293	4,093,822
4.25%, 11/14/28	1,360	1,359,779
4.65%, 03/15/28	975	984,193
4.80%, 03/15/27	1,785	1,796,905
4.80%, 03/15/29	1,990	2,020,739
4.88%, 03/15/30	755	770,485
Astrazeneca Finance LLC
1.20%, 05/28/26	1,017	991,486
1.75%, 05/28/28	1,000	935,832
4.80%, 02/26/27	1,045	1,054,035
4.85%, 02/26/29	990	1,008,310
4.88%, 03/03/28	865	879,370
4.90%, 03/03/30(a)	490	500,984
AstraZeneca PLC
0.70%, 04/08/26(a)	1,060	1,035,498
3.13%, 06/12/27	590	578,862
Security	Par (000)	Value
Pharmaceuticals (continued)
3.38%, 11/16/25	$1,600	$1,596,230
4.00%, 01/17/29	790	782,900
Becton Dickinson & Co.
2.82%, 05/20/30	605	559,055
3.70%, 06/06/27	1,405	1,388,406
4.69%, 02/13/28(a)	605	609,685
4.87%, 02/08/29	435	440,266
5.08%, 06/07/29	505	514,708
Bristol-Myers Squibb Co.
0.75%, 11/13/25(a)	830	822,334
1.13%, 11/13/27	550	514,402
3.20%, 06/15/26	1,454	1,439,988
3.25%, 02/27/27(a)	495	487,891
3.40%, 07/26/29	1,865	1,801,007
3.45%, 11/15/27(a)	515	507,448
3.88%, 08/15/25	75	74,986
3.90%, 02/20/28	1,220	1,210,583
4.90%, 02/22/27(a)	735	742,382
4.90%, 02/22/29	1,420	1,447,114
4.95%, 02/20/26(a)	880	882,886
Cardinal Health Inc.
3.41%, 06/15/27	935	918,080
3.75%, 09/15/25	380	379,507
4.70%, 11/15/26	490	491,212
5.00%, 11/15/29	600	609,367
5.13%, 02/15/29(a)	545	555,862
Cencora Inc.
2.80%, 05/15/30(a)	338	312,947
3.45%, 12/15/27	340	332,558
4.63%, 12/15/27	180	180,817
4.85%, 12/15/29	505	510,576
CVS Health Corp.
1.30%, 08/21/27(a)	1,800	1,684,950
2.88%, 06/01/26	1,409	1,389,189
3.00%, 08/15/26	630	619,729
3.25%, 08/15/29	1,385	1,312,033
3.63%, 04/01/27	630	620,820
3.75%, 04/01/30	1,155	1,105,239
4.30%, 03/25/28	3,870	3,843,403
5.00%, 02/20/26	1,281	1,284,722
5.00%, 01/30/29	795	805,253
5.13%, 02/21/30	1,255	1,274,483
5.40%, 06/01/29	805	825,760
Eli Lilly & Co.
3.38%, 03/15/29	760	740,367
4.15%, 08/14/27	610	610,582
4.20%, 08/14/29	770	769,343
4.50%, 02/09/27	850	854,239
4.50%, 02/09/29	785	792,485
4.55%, 02/12/28	795	801,769
4.75%, 02/12/30	990	1,008,950
5.00%, 02/27/26	560	560,073
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	1,397	1,384,856
4.50%, 04/15/30	660	662,028
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	757	732,835
Johnson & Johnson
0.95%, 09/01/27	1,155	1,086,204
2.45%, 03/01/26	2,129	2,104,883
2.90%, 01/15/28	1,195	1,164,249
2.95%, 03/03/27	825	810,899

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 03/01/27	$600	$603,908
4.55%, 03/01/28	565	572,645
4.70%, 03/01/30	810	825,675
4.80%, 06/01/29	940	961,308
McKesson Corp.
0.90%, 12/03/25	405	399,789
1.30%, 08/15/26	505	489,589
4.25%, 09/15/29	385	383,476
4.65%, 05/30/30	545	548,129
Mead Johnson Nutrition Co., 4.13%, 11/15/25	619	618,819
Merck & Co. Inc.
0.75%, 02/24/26	829	813,698
1.45%, 06/24/30	899	783,634
1.70%, 06/10/27	1,190	1,138,619
1.90%, 12/10/28	825	766,302
3.40%, 03/07/29	1,395	1,355,040
4.05%, 05/17/28	385	384,510
4.30%, 05/17/30	595	594,975
Mylan Inc., 4.55%, 04/15/28	551	544,243
Novartis Capital Corp.
2.00%, 02/14/27	1,010	979,463
3.00%, 11/20/25	1,857	1,851,294
3.10%, 05/17/27	765	752,110
3.80%, 09/18/29(a)	749	738,776
Pfizer Inc.
1.70%, 05/28/30(a)	739	652,097
2.63%, 04/01/30	1,010	936,106
2.75%, 06/03/26	1,073	1,059,140
3.00%, 12/15/26(a)	1,440	1,416,575
3.45%, 03/15/29(a)	1,368	1,335,072
3.60%, 09/15/28	795	783,098
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	2,425	2,425,892
4.45%, 05/19/28	3,110	3,123,497
4.65%, 05/19/30	2,382	2,401,149
Pharmacia LLC, 6.60%, 12/01/28	680	725,938
Sanofi SA, 3.63%, 06/19/28	790	779,624
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	322	317,326
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,880	1,679,539
5.00%, 11/26/28	1,440	1,460,205
Utah Acquisition Sub Inc., 3.95%, 06/15/26	1,295	1,285,005
Viatris Inc.
2.30%, 06/22/27	580	551,998
2.70%, 06/22/30	1,050	930,293
Zoetis Inc.
2.00%, 05/15/30	605	541,632
3.00%, 09/12/27	585	569,354
3.90%, 08/20/28	259	256,323
4.50%, 11/13/25	687	687,147
5.40%, 11/14/25	485	485,964
		112,210,580
Pipelines — 2.8%
Boardwalk Pipelines LP
4.45%, 07/15/27	315	314,173
4.80%, 05/03/29	395	398,880
5.95%, 06/01/26	560	566,233
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	870	837,228
5.13%, 06/30/27	1,055	1,062,568
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Inc., 4.63%, 10/15/28	$1,615	$1,606,722
Cheniere Energy Partners LP, 4.50%, 10/01/29	1,180	1,169,209
DCP Midstream Operating LP
5.13%, 05/15/29	485	491,114
5.63%, 07/15/27	405	412,057
Enbridge Inc.
1.60%, 10/04/26	403	389,472
3.13%, 11/15/29	770	726,230
3.70%, 07/15/27	445	438,591
4.25%, 12/01/26	740	737,469
4.90%, 06/20/30(a)	545	549,339
5.25%, 04/05/27	375	379,554
5.30%, 04/05/29	615	628,875
5.90%, 11/15/26	720	731,095
6.00%, 11/15/28	585	611,870
Energy Transfer LP
3.75%, 05/15/30	1,215	1,163,890
3.90%, 07/15/26	542	539,028
4.00%, 10/01/27	295	292,078
4.15%, 09/15/29	365	358,040
4.20%, 04/15/27	500	497,092
4.40%, 03/15/27	555	553,601
4.75%, 01/15/26	843	842,866
4.95%, 05/15/28	735	743,251
4.95%, 06/15/28(a)	880	889,490
5.20%, 04/01/30	445	453,783
5.25%, 04/15/29	1,175	1,198,462
5.25%, 07/01/29	795	812,423
5.50%, 06/01/27	770	781,109
5.55%, 02/15/28(a)	880	901,909
6.05%, 12/01/26	815	829,329
6.10%, 12/01/28	410	428,985
Enterprise Products Operating LLC
2.80%, 01/31/30	975	910,443
3.13%, 07/31/29	965	920,091
3.70%, 02/15/26(a)	740	737,588
3.95%, 02/15/27	527	523,836
4.15%, 10/16/28	815	810,526
4.30%, 06/20/28	565	564,488
4.60%, 01/11/27(a)	760	762,968
5.05%, 01/10/26	670	672,139
Kinder Morgan Inc.
1.75%, 11/15/26	405	391,063
4.30%, 03/01/28	1,010	1,006,646
5.00%, 02/01/29	1,030	1,042,309
5.10%, 08/01/29	385	391,715
5.15%, 06/01/30	910	928,704
MPLX LP
1.75%, 03/01/26	1,430	1,408,290
4.00%, 03/15/28	987	973,666
4.13%, 03/01/27	1,085	1,078,025
4.25%, 12/01/27	590	586,146
4.80%, 02/15/29	555	558,836
ONEOK Inc.
3.10%, 03/15/30	720	672,706
3.25%, 06/01/30	380	355,362
3.40%, 09/01/29	565	538,256
4.00%, 07/13/27	390	386,681
4.25%, 09/24/27	320	318,681
4.35%, 03/15/29	605	599,778
4.40%, 10/15/29	480	475,132

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.55%, 07/15/28	$650	$650,658
5.00%, 03/01/26	707	707,518
5.55%, 11/01/26	655	662,008
5.65%, 11/01/28	590	608,858
5.85%, 01/15/26	535	537,732
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	835	796,670
4.50%, 12/15/26	560	559,727
4.65%, 10/15/25	869	868,549
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,065	1,056,823
4.50%, 05/15/30	1,535	1,525,776
5.00%, 03/15/27	1,305	1,310,232
5.88%, 06/30/26	432	434,429
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	215	215,761
5.03%, 10/01/29(c)	752	752,138
Spectra Energy Partners LP, 3.38%, 10/15/26	490	483,005
Targa Resources Corp.
5.20%, 07/01/27(a)	625	632,481
6.15%, 03/01/29	815	853,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	590	589,126
5.50%, 03/01/30(a)	698	708,554
6.88%, 01/15/29	345	352,114
TransCanada PipeLines Ltd.
4.10%, 04/15/30(a)	955	929,507
4.25%, 05/15/28	1,115	1,108,135
4.88%, 01/15/26(a)	831	831,062
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	540	507,281
7.85%, 02/01/26	797	803,381
Western Midstream Operating LP
4.05%, 02/01/30	925	888,437
6.35%, 01/15/29	470	490,831
Williams Companies Inc. (The)
3.75%, 06/15/27	1,162	1,145,950
4.00%, 09/15/25	602	601,614
4.63%, 06/30/30	495	492,355
4.90%, 03/15/29	895	904,766
5.30%, 08/15/28	710	726,984
5.40%, 03/02/26	950	954,282
		65,640,572
Real Estate — 0.0%
CBRE Services Inc.
4.80%, 06/15/30	415	417,752
5.50%, 04/01/29(a)	410	422,489
		840,241
Real Estate Investment Trusts — 3.3%
American Homes 4 Rent LP
4.25%, 02/15/28	350	347,069
4.95%, 06/15/30(a)	515	518,778
American Tower Corp.
1.30%, 09/15/25	485	483,124
1.45%, 09/15/26	520	502,383
1.50%, 01/31/28	550	511,737
1.60%, 04/15/26	645	631,379
2.10%, 06/15/30	358	317,935
2.75%, 01/15/27(a)	635	619,204
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 01/15/30	$615	$570,961
3.38%, 10/15/26	840	828,069
3.55%, 07/15/27	640	629,133
3.60%, 01/15/28	615	602,922
3.65%, 03/15/27	545	537,154
3.80%, 08/15/29	1,365	1,325,165
3.95%, 03/15/29	290	283,926
4.40%, 02/15/26(a)	557	556,489
4.90%, 03/15/30	565	570,527
5.00%, 01/31/30	525	533,252
5.20%, 02/15/29	410	418,333
5.25%, 07/15/28(a)	595	608,499
5.50%, 03/15/28	610	624,750
5.80%, 11/15/28	755	784,024
AvalonBay Communities Inc., 2.30%, 03/01/30(a)	605	550,228
Boston Properties LP
2.75%, 10/01/26	759	742,588
2.90%, 03/15/30	500	459,273
3.40%, 06/21/29	715	677,370
3.65%, 02/01/26	895	890,135
4.50%, 12/01/28	860	852,271
6.75%, 12/01/27	575	600,843
Brixmor Operating Partnership LP
4.05%, 07/01/30	550	533,112
4.13%, 06/15/26(a)	560	557,794
4.13%, 05/15/29	580	570,239
Camden Property Trust
2.80%, 05/15/30	570	528,847
3.15%, 07/01/29	465	442,461
5.85%, 11/03/26	415	421,353
Cousins Properties LP, 5.25%, 07/15/30	350	355,747
Crown Castle Inc.
1.05%, 07/15/26	909	878,766
2.90%, 03/15/27	640	622,872
3.10%, 11/15/29	455	427,137
3.65%, 09/01/27	920	903,141
3.70%, 06/15/26	710	704,358
3.80%, 02/15/28	885	867,532
4.00%, 03/01/27	317	314,198
4.30%, 02/15/29	450	443,908
4.45%, 02/15/26	915	914,141
4.80%, 09/01/28(a)	415	416,812
4.90%, 09/01/29	470	473,272
5.00%, 01/11/28	880	887,325
5.60%, 06/01/29	610	628,689
CubeSmart LP, 2.25%, 12/15/28(a)	345	320,616
Digital Realty Trust LP
3.60%, 07/01/29	715	689,292
3.70%, 08/15/27	720	710,106
4.45%, 07/15/28	520	520,408
5.55%, 01/15/28	710	726,417
Equinix Inc.
1.00%, 09/15/25	496	493,868
1.45%, 05/15/26	631	614,983
1.55%, 03/15/28	850	789,601
1.80%, 07/15/27	310	294,666
2.15%, 07/15/30	880	781,863
2.90%, 11/18/26	560	548,116
3.20%, 11/18/29(a)	960	906,580
ERP Operating LP
2.50%, 02/15/30	500	459,882

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.85%, 11/01/26	$515	$505,196
3.00%, 07/01/29	490	464,873
3.50%, 03/01/28	165	161,578
Essex Portfolio LP
3.00%, 01/15/30	450	420,145
4.00%, 03/01/29	400	392,347
Extra Space Storage LP
3.50%, 07/01/26	579	572,958
5.50%, 07/01/30	405	418,591
5.70%, 04/01/28	520	534,440
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	527	504,174
5.30%, 01/15/29	635	641,094
5.38%, 04/15/26	948	948,272
5.75%, 06/01/28	400	408,402
Healthcare Realty Holdings LP
3.10%, 02/15/30	505	468,600
3.50%, 08/01/26	460	453,825
3.75%, 07/01/27	380	374,342
Healthpeak OP LLC
2.13%, 12/01/28	440	407,340
3.00%, 01/15/30	630	590,232
3.25%, 07/15/26(a)	642	634,296
3.50%, 07/15/29	490	471,103
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	540	506,162
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	447	417,810
Kimco Realty OP LLC, 2.80%, 10/01/26	490	479,772
Mid-America Apartments LP
3.60%, 06/01/27	415	409,604
3.95%, 03/15/29(a)	415	408,491
Omega Healthcare Investors Inc.
3.63%, 10/01/29	390	370,199
4.50%, 04/01/27	555	554,384
4.75%, 01/15/28(a)	345	346,049
5.20%, 07/01/30	510	511,401
5.25%, 01/15/26	600	600,001
Prologis LP
2.13%, 04/15/27	325	313,422
2.25%, 04/15/30	820	744,147
4.88%, 06/15/28(a)	520	528,850
Public Storage Operating Co.
0.88%, 02/15/26(a)	520	510,343
1.50%, 11/09/26	615	593,410
1.85%, 05/01/28	565	529,158
1.95%, 11/09/28	400	371,425
3.09%, 09/15/27	290	282,980
3.39%, 05/01/29	415	401,169
5.13%, 01/15/29(a)	395	405,184
Realty Income Corp.
3.00%, 01/15/27	495	485,485
3.10%, 12/15/29	455	430,285
3.25%, 06/15/29(a)	405	388,094
3.40%, 01/15/28(a)	420	410,812
3.65%, 01/15/28	417	410,395
3.95%, 08/15/27	465	461,509
4.13%, 10/15/26	594	591,457
4.63%, 11/01/25	405	404,754
4.85%, 03/15/30	520	527,451
4.88%, 06/01/26	595	596,231
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.05%, 01/13/26(a)	$360	$360,552
Regency Centers LP
3.60%, 02/01/27	500	494,037
3.70%, 06/15/30	515	496,577
Simon Property Group LP
1.38%, 01/15/27	490	469,071
1.75%, 02/01/28	665	625,369
2.45%, 09/13/29	980	908,656
2.65%, 07/15/30	635	583,945
3.25%, 11/30/26	595	585,904
3.30%, 01/15/26	532	528,862
3.38%, 06/15/27	490	481,510
3.38%, 12/01/27	520	509,293
3.50%, 09/01/25	737	736,232
UDR Inc., 3.20%, 01/15/30	535	506,714
Ventas Realty LP
3.00%, 01/15/30	525	491,015
4.00%, 03/01/28	440	434,387
4.13%, 01/15/26	398	397,349
4.40%, 01/15/29	575	571,742
VICI Properties LP
4.75%, 02/15/28	1,060	1,064,231
4.95%, 02/15/30	755	759,392
Welltower OP LLC
2.05%, 01/15/29	380	351,616
2.70%, 02/15/27(a)	645	629,257
3.10%, 01/15/30	595	561,987
4.13%, 03/15/29	425	420,604
4.25%, 04/01/26	638	636,428
4.25%, 04/15/28	525	524,345
4.50%, 07/01/30	765	761,681
Weyerhaeuser Co.
4.00%, 11/15/29	530	518,658
4.00%, 04/15/30	545	530,804
4.75%, 05/15/26	650	650,751
		77,278,834
Retail — 2.6%
AutoNation Inc., 4.75%, 06/01/30	360	356,960
AutoZone Inc.
3.75%, 06/01/27	462	456,709
4.00%, 04/15/30	550	536,739
5.10%, 07/15/29	445	455,082
5.13%, 06/15/30(a)	395	404,004
6.25%, 11/01/28(a)	385	406,222
Best Buy Co. Inc., 4.45%, 10/01/28(a)	440	439,611
Costco Wholesale Corp.
1.38%, 06/20/27	940	894,527
1.60%, 04/20/30	1,447	1,286,101
3.00%, 05/18/27	805	790,415
Darden Restaurants Inc., 3.85%, 05/01/27	442	436,980
Dollar General Corp.
3.50%, 04/03/30	750	711,421
3.88%, 04/15/27	435	430,399
4.13%, 05/01/28	375	371,081
4.63%, 11/01/27	400	401,036
5.20%, 07/05/28	370	376,559
Dollar Tree Inc., 4.20%, 05/15/28	982	972,415
Genuine Parts Co., 4.95%, 08/15/29	565	571,997
Home Depot Inc. (The)
0.90%, 03/15/28(a)	485	446,728
1.50%, 09/15/28	820	756,802

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.13%, 09/15/26	$835	$815,679
2.50%, 04/15/27	555	540,276
2.70%, 04/15/30	1,160	1,077,502
2.80%, 09/14/27	860	835,717
2.88%, 04/15/27	650	635,896
2.95%, 06/15/29	1,415	1,349,642
3.00%, 04/01/26	1,322	1,312,240
3.35%, 09/15/25	908	907,192
3.90%, 12/06/28	707	702,422
4.00%, 09/15/25	550	549,901
4.75%, 06/25/29	1,020	1,036,484
4.88%, 06/25/27	655	663,007
4.90%, 04/15/29	605	618,475
4.95%, 09/30/26	660	665,021
5.10%, 12/24/25	90	90,273
5.15%, 06/25/26	1,240	1,248,548
Lowe's Companies Inc.
1.30%, 04/15/28	730	674,568
1.70%, 09/15/28(a)	835	770,277
2.50%, 04/15/26	1,041	1,025,408
3.10%, 05/03/27	1,080	1,056,320
3.35%, 04/01/27	525	516,168
3.38%, 09/15/25	576	575,303
3.65%, 04/05/29	1,185	1,153,853
4.40%, 09/08/25	637	636,709
4.50%, 04/15/30(a)	965	967,573
4.80%, 04/01/26(a)	898	898,803
McDonald's Corp.
1.45%, 09/01/25	395	394,732
2.13%, 03/01/30	590	534,008
2.63%, 09/01/29	810	758,260
3.50%, 03/01/27	727	717,626
3.50%, 07/01/27	745	734,226
3.60%, 07/01/30(a)	645	622,639
3.70%, 01/30/26(a)	1,573	1,565,585
3.80%, 04/01/28	850	840,502
4.60%, 05/15/30	425	427,394
4.80%, 08/14/28	520	527,516
5.00%, 05/17/29	475	485,634
O'Reilly Automotive Inc.
3.55%, 03/15/26	478	475,282
3.60%, 09/01/27	540	530,913
3.90%, 06/01/29	420	410,459
4.20%, 04/01/30	395	390,017
4.35%, 06/01/28	410	409,621
5.75%, 11/20/26	535	542,941
Ross Stores Inc., 0.88%, 04/15/26	502	489,514
Starbucks Corp.
2.00%, 03/12/27	465	447,446
2.25%, 03/12/30	505	457,189
2.45%, 06/15/26	397	390,446
3.50%, 03/01/28	435	426,167
3.55%, 08/15/29	765	743,227
3.80%, 08/15/25	934	933,481
4.00%, 11/15/28	625	618,583
4.50%, 05/15/28	570	572,065
4.75%, 02/15/26(a)	990	992,065
4.80%, 05/15/30	300	303,065
4.85%, 02/08/27	797	802,447
Target Corp.
1.95%, 01/15/27(a)	895	866,951
Security	Par (000)	Value
Retail (continued)
2.35%, 02/15/30	$650	$597,896
2.50%, 04/15/26(a)	818	809,057
3.38%, 04/15/29	810	785,498
4.35%, 06/15/28	240	240,530
TJX Companies Inc. (The)
1.15%, 05/15/28	390	359,214
2.25%, 09/15/26	810	792,390
Walmart Inc.
3.05%, 07/08/26(a)	845	836,540
3.25%, 07/08/29	250	242,500
3.70%, 06/26/28	1,185	1,174,089
3.90%, 04/15/28	670	667,797
4.00%, 04/15/26(a)	730	729,491
4.00%, 04/15/30	450	448,498
4.10%, 04/28/27	480	480,284
4.35%, 04/28/30	960	963,871
		60,362,701
Semiconductors — 2.5%
Analog Devices Inc.
1.70%, 10/01/28(a)	600	554,183
3.50%, 12/05/26	785	776,667
4.25%, 06/15/28	620	620,100
4.50%, 06/15/30	545	546,418
Applied Materials Inc.
1.75%, 06/01/30	615	545,168
3.30%, 04/01/27	1,010	995,176
3.90%, 10/01/25	490	489,617
4.80%, 06/15/29	565	575,548
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	684	669,311
3.88%, 01/15/27	2,384	2,364,336
Broadcom Inc.
1.95%, 02/15/28(c)	640	603,217
3.15%, 11/15/25	583	580,738
3.46%, 09/15/26	751	743,720
4.00%, 04/15/29(c)	625	615,021
4.11%, 09/15/28	885	877,070
4.15%, 02/15/28	720	716,220
4.35%, 02/15/30	1,213	1,201,929
4.60%, 07/15/30	1,420	1,420,190
4.75%, 04/15/29	1,280	1,291,654
4.80%, 04/15/28	710	717,865
5.00%, 04/15/30	508	517,853
5.05%, 07/12/27	1,035	1,046,681
5.05%, 07/12/29	1,745	1,780,596
5.05%, 04/15/30	650	663,008
Intel Corp.
1.60%, 08/12/28	820	751,789
2.45%, 11/15/29	1,580	1,435,421
2.60%, 05/19/26	805	793,071
3.15%, 05/11/27	787	767,710
3.75%, 03/25/27	780	769,627
3.75%, 08/05/27	940	925,137
3.90%, 03/25/30	1,105	1,063,201
4.00%, 08/05/29	730	710,626
4.88%, 02/10/26	1,289	1,289,019
4.88%, 02/10/28	1,410	1,420,008
5.13%, 02/10/30	895	908,162
KLA Corp., 4.10%, 03/15/29	675	671,358
Lam Research Corp.
1.90%, 06/15/30	590	525,660

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 03/15/26(a)	$758	$756,115
4.00%, 03/15/29	730	722,901
Marvell Technology Inc.
1.65%, 04/15/26	511	500,551
2.45%, 04/15/28	565	536,866
4.75%, 07/15/30	300	299,885
5.75%, 02/15/29	365	378,670
Microchip Technology Inc.
4.25%, 09/01/25	865	865,128
4.90%, 03/15/28	480	483,806
5.05%, 03/15/29	830	840,050
5.05%, 02/15/30	675	682,867
Micron Technology Inc.
4.66%, 02/15/30	640	637,180
5.33%, 02/06/29	587	598,611
5.38%, 04/15/28	490	502,079
6.75%, 11/01/29	965	1,038,314
NVIDIA Corp.
1.55%, 06/15/28	990	924,201
2.85%, 04/01/30	1,235	1,165,482
3.20%, 09/16/26	1,450	1,433,952
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	385	396,658
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	290	283,437
3.40%, 05/01/30	770	727,300
3.88%, 06/18/26(a)	755	750,324
4.30%, 06/18/29	825	816,177
4.40%, 06/01/27(a)	355	354,325
Qorvo Inc., 4.38%, 10/15/29(a)	605	586,790
Qualcomm Inc.
1.30%, 05/20/28(a)	761	705,792
2.15%, 05/20/30	995	901,916
3.25%, 05/20/27	1,540	1,516,597
4.50%, 05/20/30	415	416,981
Skyworks Solutions Inc., 1.80%, 06/01/26	487	474,506
Texas Instruments Inc.
1.13%, 09/15/26	430	415,643
1.75%, 05/04/30	665	591,444
2.25%, 09/04/29	505	466,671
2.90%, 11/03/27	415	403,600
4.50%, 05/23/30	375	376,605
4.60%, 02/08/27	535	538,187
4.60%, 02/15/28	535	540,843
4.60%, 02/08/29	390	394,660
Xilinx Inc., 2.38%, 06/01/30	580	530,028
		57,498,217
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	510	472,855
3.48%, 12/01/27	375	365,606
4.20%, 05/01/30(a)	405	394,509
5.35%, 01/15/30	390	398,574
		1,631,544
Software — 2.6%
Adobe Inc.
2.15%, 02/01/27	865	840,222
2.30%, 02/01/30	1,080	992,052
4.75%, 01/17/28	575	582,453
4.80%, 04/04/29	625	638,074
4.85%, 04/04/27	265	268,113
Security	Par (000)	Value
Software (continued)
4.95%, 01/17/30(a)	$495	$508,878
AppLovin Corp., 5.13%, 12/01/29	715	723,620
Atlassian Corp., 5.25%, 05/15/29	360	367,473
Autodesk Inc.
2.85%, 01/15/30(a)	340	317,295
3.50%, 06/15/27	427	420,289
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	495	461,743
3.40%, 06/27/26	450	445,560
Cadence Design Systems Inc.
4.20%, 09/10/27	265	264,673
4.30%, 09/10/29	750	746,827
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,127	1,105,373
1.65%, 03/01/28	555	517,420
Fiserv Inc.
2.25%, 06/01/27	805	773,886
2.65%, 06/01/30	760	692,753
3.20%, 07/01/26	1,660	1,639,594
3.50%, 07/01/29(a)	2,385	2,288,172
4.20%, 10/01/28	793	785,379
4.75%, 03/15/30	660	661,693
5.15%, 03/15/27	625	630,884
5.38%, 08/21/28	555	568,411
5.45%, 03/02/28	720	736,103
Intuit Inc.
1.35%, 07/15/27	395	374,554
1.65%, 07/15/30(a)	405	356,072
5.13%, 09/15/28	620	636,488
5.25%, 09/15/26	670	676,243
Microsoft Corp.
2.40%, 08/08/26	250	245,525
3.13%, 11/03/25	2,228	2,222,903
3.30%, 02/06/27	2,745	2,714,697
3.40%, 09/15/26	710	704,523
Oracle Corp.
1.65%, 03/25/26	2,352	2,305,559
2.30%, 03/25/28	1,594	1,508,925
2.65%, 07/15/26	2,407	2,363,763
2.80%, 04/01/27	1,807	1,758,044
2.95%, 04/01/30	2,600	2,418,606
3.25%, 11/15/27	2,150	2,091,885
3.25%, 05/15/30(a)	450	424,298
4.20%, 09/27/29	1,255	1,239,588
4.50%, 05/06/28	615	616,263
4.65%, 05/06/30	639	641,451
4.80%, 08/03/28	1,205	1,217,701
5.80%, 11/10/25	813	816,638
6.15%, 11/09/29	975	1,033,287
Paychex Inc., 5.10%, 04/15/30	1,140	1,164,795
Roper Technologies Inc.
1.00%, 09/15/25	478	475,690
1.40%, 09/15/27	200	188,009
2.00%, 06/30/30	520	460,501
2.95%, 09/15/29	502	472,302
3.80%, 12/15/26	616	610,477
4.20%, 09/15/28	630	625,342
4.50%, 10/15/29	455	453,481
Salesforce Inc.
1.50%, 07/15/28	845	784,853
3.70%, 04/11/28	1,180	1,168,178

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Synopsys Inc.
4.55%, 04/01/27	$875	$876,540
4.65%, 04/01/28(a)	645	649,785
4.85%, 04/01/30	1,590	1,608,406
Take-Two Interactive Software Inc.
3.70%, 04/14/27	515	508,760
4.95%, 03/28/28	640	648,287
5.00%, 03/28/26	595	597,398
VMware LLC
1.40%, 08/15/26	1,195	1,157,828
1.80%, 08/15/28	635	586,899
3.90%, 08/21/27	945	934,125
4.65%, 05/15/27	425	426,364
4.70%, 05/15/30	580	580,133
Workday Inc.
3.50%, 04/01/27	840	826,703
3.70%, 04/01/29	567	552,148
		60,700,957
Telecommunications — 2.8%
AT&T Inc.
1.65%, 02/01/28	1,865	1,745,079
1.70%, 03/25/26	2,515	2,469,378
2.30%, 06/01/27	2,017	1,942,069
3.80%, 02/15/27	700	693,154
4.10%, 02/15/28	1,421	1,410,759
4.25%, 03/01/27	295	294,012
4.30%, 02/15/30	2,500	2,479,545
4.35%, 03/01/29	2,305	2,298,050
4.70%, 08/15/30	900	906,376
British Telecommunications PLC, 5.13%, 12/04/28	430	437,600
Cisco Systems Inc.
2.50%, 09/20/26	1,208	1,185,365
2.95%, 02/28/26	675	669,009
4.55%, 02/24/28	725	730,513
4.75%, 02/24/30	755	767,885
4.80%, 02/26/27	1,595	1,609,664
4.85%, 02/26/29	1,977	2,016,061
4.90%, 02/26/26	885	888,975
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,015	2,363,502
Motorola Solutions Inc.
4.60%, 02/23/28	570	571,536
4.60%, 05/23/29(a)	620	621,697
4.85%, 08/15/30(a)	275	276,923
Nokia OYJ, 4.38%, 06/12/27	310	307,278
Rogers Communications Inc.
2.90%, 11/15/26	255	249,270
3.20%, 03/15/27	1,095	1,072,378
3.63%, 12/15/25	644	642,046
5.00%, 02/15/29	940	951,951
Sprint Capital Corp., 6.88%, 11/15/28	2,080	2,221,970
Sprint LLC, 7.63%, 03/01/26	1,320	1,328,461
Telefonica Emisiones SA, 4.10%, 03/08/27	1,061	1,052,746
TELUS Corp.
2.80%, 02/16/27	615	599,082
3.70%, 09/15/27	410	403,073
T-Mobile USA Inc.
1.50%, 02/15/26	930	914,554
2.05%, 02/15/28	1,440	1,359,308
2.25%, 02/15/26(a)	1,540	1,518,161
2.40%, 03/15/29	425	395,390
Security	Par (000)	Value
Telecommunications (continued)
2.63%, 04/15/26(a)	$380	$374,693
2.63%, 02/15/29	820	769,796
3.38%, 04/15/29	1,867	1,792,125
3.75%, 04/15/27	3,310	3,271,319
3.88%, 04/15/30	5,449	5,279,723
4.20%, 10/01/29	565	559,235
4.75%, 02/01/28	1,230	1,231,578
4.80%, 07/15/28	765	774,346
4.85%, 01/15/29	800	809,877
4.95%, 03/15/28	824	834,381
5.38%, 04/15/27	615	614,987
Verizon Communications Inc.
1.45%, 03/20/26	55	53,996
2.10%, 03/22/28(a)	1,877	1,775,143
3.15%, 03/22/30(a)	1,347	1,270,693
3.88%, 02/08/29	980	964,858
4.02%, 12/03/29	3,210	3,153,616
4.33%, 09/21/28	2,720	2,717,473
		65,640,659
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	385	376,790
3.55%, 11/19/26	585	577,012
3.90%, 11/19/29	720	694,389
		1,648,191
Transportation — 0.8%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	390	383,321
Canadian National Railway Co., 2.75%, 03/01/26(a)	447	442,887
Canadian Pacific Railway Co.
1.75%, 12/02/26	855	825,175
2.05%, 03/05/30(a)	385	345,620
4.00%, 06/01/28	350	346,603
4.80%, 03/30/30	460	466,214
CSX Corp.
2.60%, 11/01/26	590	577,341
3.25%, 06/01/27	714	700,380
3.35%, 11/01/25	470	468,913
3.80%, 03/01/28	640	632,631
4.25%, 03/15/29(a)	730	727,337
FedEx Corp.
3.10%, 08/05/29(c)	400	377,275
3.25%, 04/01/26	627	622,363
JB Hunt Transport Services Inc.
3.88%, 03/01/26	230	229,226
4.90%, 03/15/30	570	578,082
Norfolk Southern Corp.
2.90%, 06/15/26(a)	430	424,394
3.80%, 08/01/28	470	464,206
Ryder System Inc.
5.25%, 06/01/28	505	516,144
5.38%, 03/15/29	390	400,004
5.65%, 03/01/28	375	386,205
Union Pacific Corp.
2.15%, 02/05/27	475	460,233
2.40%, 02/05/30	577	530,508
2.75%, 03/01/26	530	525,010
3.00%, 04/15/27	395	386,637
3.25%, 08/15/25	395	394,736
3.70%, 03/01/29	635	622,414

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.95%, 09/10/28	$780	$773,560
4.75%, 02/21/26	400	400,659
United Parcel Service Inc.
2.40%, 11/15/26	454	443,250
3.05%, 11/15/27	785	765,410
3.40%, 03/15/29(a)	555	538,833
4.45%, 04/01/30	565	568,558
Walmart Inc.
1.05%, 09/17/26	1,055	1,019,700
1.50%, 09/22/28	1,065	984,450
3.95%, 09/09/27	695	693,615
		19,021,894
Trucking & Leasing — 0.0%
GATX Corp.
4.00%, 06/30/30	340	330,754
4.70%, 04/01/29	415	416,876
		747,630
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	385	356,807
2.95%, 09/01/27	410	398,795
3.45%, 06/01/29	462	446,856
3.75%, 09/01/28	460	452,830
Essential Utilities Inc.
2.70%, 04/15/30	340	312,568
4.80%, 08/15/27	415	417,924
		2,385,780
Total Long-Term Investments — 98.6% (Cost: $2,286,869,106)		2,298,099,439
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(d)(e)(f)	95,339,792	$95,377,928
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	17,090,000	17,090,000
Total Short-Term Securities — 4.8% (Cost: $112,407,680)		112,467,928
Total Investments — 103.4% (Cost: $2,399,276,786)		2,410,567,367
Liabilities in Excess of Other Assets — (3.4)%		(78,421,821)
Net Assets — 100.0%		$2,332,145,546

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$139,472,808	$—	$(44,060,000)(a)	$2,740	$(37,620)	$95,377,928	95,339,792	$198,226 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,180,000	—	(7,090,000)(a)	—	—	17,090,000	17,090,000	667,967	—
				$2,740	$(37,620)	$112,467,928		$866,193	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,298,099,439	$—	$2,298,099,439
Short-Term Securities
Money Market Funds	112,467,928	—	—	112,467,928
	$112,467,928	$2,298,099,439	$—	$2,410,567,367

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate